UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Prime Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Prime Reserves Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	21.5
8 - 30	31.8
31 - 60	24.4
61 - 90	12.1
91 - 180	9.9
> 180	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
U.S. Treasury Debt	106.8%
Net Other Assets (Liabilities)*	(6.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/20
Class I	0.49%
Class II	0.34%
Class III	0.24%
Class IV	0.02%
Select Class	0.44%
Institutional Class	0.53%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2020, the most recent period shown in the table, would have been 0.30% for Class I, 0.16% for Class II, 0.06% for Class III, (0.19)% for Class IV, 0.25% for Select Class and 0.33% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 106.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Notes
4/15/20	0.15 to 0.82%	$2,925,551	$2,929,398
U.S. Treasury Obligations - 100.1%
U.S. Treasury Bills
4/2/20 to 9/24/20	0.00 to 1.70	32,098,858	32,083,439
U.S. Treasury Bonds
5/15/20	0.05	18,000	18,189
U.S. Treasury Notes
4/15/20 to 1/31/22	0.02 to 1.62 (b)	11,700,527	11,707,392
			43,809,020
TOTAL U.S. TREASURY DEBT
(Cost $46,738,418)			46,738,418
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $46,738,418)			46,738,418
NET OTHER ASSETS (LIABILITIES) - (6.8)%			(2,966,642)
NET ASSETS - 100%			$43,771,776

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,738,418)		$46,738,418
Cash		2,631,275
Receivable for fund shares sold		124,433
Interest receivable		45,945
Prepaid expenses		14
Receivable from investment adviser for expense reductions		2,263
Total assets		49,542,348
Liabilities
Payable for investments purchased	$5,589,541
Payable for fund shares redeemed	164,716
Distributions payable	8,321
Accrued management fee	4,042
Distribution and service plan fees payable	326
Other affiliated payables	1,352
Other payables and accrued expenses	2,274
Total liabilities		5,770,572
Net Assets		$43,771,776
Net Assets consist of:
Paid in capital		$43,771,241
Total accumulated earnings (loss)		535
Net Assets		$43,771,776
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($15,057,510 ÷ 15,055,213 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($830,477 ÷ 830,574 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($824,353 ÷ 824,193 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($109,174 ÷ 109,163 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($399,161 ÷ 399,179 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($26,551,101 ÷ 26,551,001 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest		$491,333
Expenses
Management fee	$36,187
Transfer agent fees	10,936
Distribution and service plan fees	3,772
Accounting fees and expenses	1,423
Custodian fees and expenses	223
Independent trustees' fees and expenses	93
Registration fees	2,547
Audit	43
Legal	24
Miscellaneous	71
Total expenses before reductions	55,319
Expense reductions	(11,068)
Total expenses after reductions		44,251
Net investment income (loss)		447,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		223
Total net realized gain (loss)		223
Net increase in net assets resulting from operations		$447,305

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,082	$339,073
Net realized gain (loss)	223	84
Net increase in net assets resulting from operations	447,305	339,157
Distributions to shareholders	(446,239)	(339,391)
Share transactions - net increase (decrease)	23,064,242	5,672,987
Total increase (decrease) in net assets	23,065,308	5,672,753
Net Assets
Beginning of period	20,706,468	15,033,715
End of period	$43,771,776	$20,706,468

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.019	.009	.002	–A
Distributions from net investment income	(.018)	(.019)	(.009)	(.002)	–A
Total distributions	(.018)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.80%	1.96%	.93%	.23%	.04%
Ratios to Average Net AssetsC
Expenses before reductions	.22%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.11%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.11%
Net investment income (loss)	1.72%	1.97%	.93%	.24%	.05%
Supplemental Data
Net assets, end of period (in millions)	$15,058	$7,033	$6,976	$7,638	$10,035

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.016	.018	.008	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.016	.018	.008	.001	–A
Distributions from net investment income	(.016)	(.018)	(.008)	(.001)	–A
Total distributions	(.016)	(.018)	(.008)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.65%	1.81%	.78%	.09%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.37%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.13%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.13%
Net investment income (loss)	1.57%	1.82%	.78%	.09%	.03%
Supplemental Data
Net assets, end of period (in millions)	$830	$525	$261	$159	$307

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.015	.017	.007	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.015	.017	.007	–A	–A
Distributions from net investment income	(.015)	(.017)	(.007)	–A	–A
Total distributions	(.015)	(.017)	(.007)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.54%	1.70%	.68%	.04%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.38%	.15%
Expenses net of all reductions	.43%	.43%	.43%	.38%	.15%
Net investment income (loss)	1.47%	1.72%	.68%	.04%	.01%
Supplemental Data
Net assets, end of period (in millions)	$824	$1,044	$929	$921	$831

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.014	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.013	.014	.004	–A	–A
Distributions from net investment income	(.013)	(.014)	(.004)	–A	–A
Total distributions	(.013)	(.014)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.29%	1.45%	.42%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.72%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.68%	.37%	.14%
Expenses net of all reductions	.68%	.68%	.68%	.37%	.14%
Net investment income (loss)	1.22%	1.47%	.43%	.05%	.02%
Supplemental Data
Net assets, end of period (in millions)	$109	$155	$116	$32	$338

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.019	.009	.002	–A
Distributions from net investment income	(.017)	(.019)	(.009)	(.002)	–A
Total distributions	(.017)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.75%	1.91%	.88%	.18%	.03%
Ratios to Average Net AssetsC
Expenses before reductions	.27%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.12%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.12%
Net investment income (loss)	1.67%	1.92%	.88%	.19%	.04%
Supplemental Data
Net assets, end of period (in millions)	$399	$176	$121	$94	$180

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.020	.010	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.020	.010	.003	.001
Distributions from net investment income	(.018)	(.020)	(.010)	(.003)	(.001)
Total distributions	(.018)	(.020)	(.010)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.84%	2.00%	.97%	.27%	.05%
Ratios to Average Net AssetsC
Expenses before reductions	.19%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.12%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.12%
Net investment income (loss)	1.76%	2.01%	.97%	.28%	.04%
Supplemental Data
Net assets, end of period (in millions)	$26,551	$11,774	$6,631	$4,894	$1,932

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	74.7
8 - 30	5.3
31 - 60	5.1
61 - 90	5.5
91 - 180	8.7
> 180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
U.S. Treasury Debt	41.5%
Repurchase Agreements	62.3%
Net Other Assets (Liabilities)*	(3.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/20
Class I	0.26%
Class II	0.11%
Class III	0.01%
Class IV	0.01%
Select Class	0.21%
Institutional Class	0.30%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2020, the most recent period shown in the table, would have been 0.14% for Class I, 0.00% for Class II, (0.10)% for Class III, (0.35)% for Class IV, 0.10% for Select Class and 0.17% for Institutional Class.

Treasury Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 41.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Notes
4/15/20	0.50 to 0.90%	$774,418	$775,420
U.S. Treasury Obligations - 39.4%
U.S. Treasury Bills
4/2/20 to 9/10/20	0.04 to 1.86	5,567,200	5,560,408
U.S. Treasury Notes
4/30/20 to 1/31/22	0.13 to 1.89 (b)	8,933,516	8,939,173
			14,499,581
TOTAL U.S. TREASURY DEBT
(Cost $15,275,001)			15,275,001

U.S. Treasury Repurchase Agreement - 62.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations)#	$1,875,943	$1,875,942
0.01% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations)#	515,766	515,766
With:
Barclays Bank PLC at:
0.01%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $551,785,063, 2.25% - 3.00%, 6/30/23 - 11/15/45)	540,000	540,000
(Collateralized by U.S. Treasury Obligations valued at $59,740,103, 3.75%, 11/15/43)	58,000	58,000
0.72%, dated 3/12/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $29,881,988, 3.75%, 11/15/43)	29,021	29,000
BMO Harris Bank NA at:
0.5%, dated 3/17/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $39,132,330, 2.63% - 4.38%, 1/31/26 - 5/15/41)	38,016	38,000
1.6%, dated 2/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $24,663,346, 2.75% - 4.38%, 8/31/23 - 5/15/41)	24,097	24,000
BNP Paribas, SA at:
0.03%, dated:
3/30/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $48,405,655, 0.04% - 4.25%, 7/31/20 - 8/15/49)	47,000	47,000
3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $87,720,151, 0.05% - 7.63%, 10/31/20 - 8/15/49)	86,001	86,000
0.05%, dated 3/24/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $122,203,679, 0.00% - 8.75%, 4/14/20 - 8/15/49)	119,002	119,000
0.16%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $124,447,252, 0.00% - 8.75%, 4/7/20 - 8/15/46)	122,016	122,000
0.17%, dated 3/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $75,923,246, 0.00% - 5.25%, 4/14/20 - 2/15/50)	74,021	74,000
0.46%, dated 3/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $190,010,216, 0.00% - 8.13%, 4/7/20 - 2/15/50)	186,214	186,000
0.5%, dated 3/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $231,444,334, 0.00% - 8.75%, 4/14/20 - 2/15/49)	226,283	226,000
0.62%, dated 3/6/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $134,801,506, 0.00% - 7.63%, 4/14/20 - 8/15/46)	132,207	132,000
1.61%, dated:
2/7/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $36,810,323, 0.00% - 6.13%, 4/14/20 - 8/15/49)	36,097	36,000
2/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $24,535,842, 1.38% - 7.50%, 4/30/22 - 11/15/49)	24,068	24,000
2/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $61,437,207, 0.00% - 3.50%, 4/21/20 - 8/15/44)	60,169	60,000
2/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $112,477,178, 0.00% - 8.75%, 5/15/20 - 8/15/46)	110,443	110,000
2/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $28,758,763, 0.00% - 8.75%, 5/15/20 - 8/15/49)	28,113	28,000
CIBC Bank U.S.A. at:
0.16%, dated:
3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $140,771,083, 1.50% - 3.13%, 11/30/21 - 5/15/48)	138,026	138,000
3/20/20 due 4/7/20
(Collateralized by U.S. Treasury Obligations valued at $27,541,934, 1.50% - 3.13%, 11/30/21 - 5/15/48)	27,004	27,000
(Collateralized by U.S. Treasury Obligations valued at $27,541,557, 1.50% - 3.13%, 3/15/21 - 5/15/48)	27,003	27,000
1.5%, dated 3/2/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $6,152,235, 1.50% - 3.63%, 3/15/21 - 8/15/45)	6,008	6,000
Credit AG at 0.25%, dated:
3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $55,085,059, 2.13%, 5/31/26)	54,012	54,000
3/23/20 due 4/7/20
(Collateralized by U.S. Treasury Obligations valued at $115,267,212, 5.38%, 2/15/31)	113,025	113,000
(Collateralized by U.S. Treasury Obligations valued at $118,327,482, 1.38% - 5.38%, 9/15/20 - 2/15/31)	116,025	116,000
Credit Agricole CIB at:
0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $118,632,566, 1.38% - 2.13%, 9/15/20 - 2/15/26)	116,000	116,000
0.05%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $96,923,711, 1.38%, 9/15/20 - 10/31/20)	95,001	95,000
Credit Suisse AG, New York at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $59,160,061, 0.00% - 6.63%, 7/16/20 - 8/15/29)	58,000	58,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $166,860,138, 2.50% - 3.38%, 2/15/46 - 11/15/48)	162,000	162,000
Deutsche Bank Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $7,140,072, 2.75%, 2/28/25)	7,000	7,000
DNB Bank ASA at 0.1%, dated 3/25/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $151,983,005, 1.13% - 2.63%, 9/30/22 - 2/28/27)	149,003	149,000
Federal Reserve Bank of New York at 0%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $12,760,000,148, 3.00% - 6.13%, 11/15/27 - 2/15/43)	12,760,000	12,760,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $894,540,096, 1.50% - 2.75%, 12/31/22 - 5/15/29)	877,000	877,000
HSBC Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $74,104,961, 2.00%, 11/15/26)	72,000	72,000
ING Financial Markets LLC at:
0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $148,014,291, 2.63%, 12/15/21)	145,000	145,000
0.03%, dated 3/27/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $12,240,097, 0.38% - 2.00%, 9/30/21 - 3/31/22)	12,000	12,000
0.05%, dated 3/26/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $18,360,245, 0.00% - 2.88%, 4/23/20 - 5/15/28)	18,000	18,000
Lloyds Bank Corp. Markets PLC at 1.63%, dated:
1/8/20 due 4/9/20 (Collateralized by U.S. Treasury Obligations valued at $25,852,053, 1.50% - 2.13%, 9/30/21 - 2/15/30)	24,100	24,000
2/25/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $32,696,709, 1.88%, 4/30/22)	32,054	32,000
Lloyds Bank PLC at:
0.27%, dated 4/2/20 due 5/4/20(c)	58,014	58,000
0.33%, dated 3/25/20 due 4/27/20 (Collateralized by U.S. Treasury Obligations valued at $28,696,698, 6.00% - 6.75%, 2/15/26 - 8/15/26)	28,008	28,000
0.39%, dated 3/20/20 due 4/21/20 (Collateralized by U.S. Treasury Obligations valued at $28,560,014, 6.00%, 2/15/26)	28,010	28,000
0.54%, dated 3/12/20 due 6/12/20 (Collateralized by U.S. Treasury Obligations valued at $28,564,649, 1.75%, 7/15/22)	28,039	28,000
0.65%, dated 3/16/20 due 5/15/20 (Collateralized by U.S. Treasury Obligations valued at $39,792,394, 1.75%, 11/30/21)	39,042	39,000
0.83%, dated 3/9/20 due 6/9/20 (Collateralized by U.S. Treasury Obligations valued at $28,590,642, 2.13%, 6/30/21)	28,059	28,000
1.01%, dated 3/5/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $17,358,871, 2.63%, 5/15/21)	17,015	17,000
1.59%, dated 3/2/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $62,282,947, 2.00%, 4/30/24)	61,084	61,000
1.63%, dated:
2/18/20 due 5/18/20 (Collateralized by U.S. Treasury Obligations valued at $31,693,405, 2.63%, 5/15/21)	31,126	31,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $21,452,575, 1.63% - 6.00%, 2/15/26 - 9/30/26)	21,086	21,000
2/21/20 due 5/21/20 (Collateralized by U.S. Treasury Obligations valued at $69,457,528, 1.63%, 9/30/26)	68,277	68,000
1.64%, dated 1/15/20 due 4/15/20 (Collateralized by U.S. Treasury Obligations valued at $30,720,632, 2.75%, 11/15/23)	30,124	30,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.01%, dated 4/1/20 due 4/7/20(c)	143,000	143,000
1.13%, dated 3/4/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $14,292,568, 2.25% - 2.88%, 11/30/25 - 11/15/27)	14,012	14,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $81,903,834, 2.38%, 5/15/29)	80,000	80,000
MUFG Securities (Canada), Ltd. at 0.01%, dated 3/26/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $61,200,180, 1.38% - 3.00%, 3/15/21 - 2/15/49)	60,000	60,000
MUFG Securities EMEA PLC at:
0.01%, dated:
3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $132,578,192, 1.75% - 3.00%, 7/15/22 - 2/15/47)	130,000	130,000
(Collateralized by U.S. Treasury Obligations valued at $124,716,418, 1.38% - 2.25%, 8/31/23 - 8/15/46)	122,000	122,000
(Collateralized by U.S. Treasury Obligations valued at $63,434,238, 2.00% - 2.88%, 2/15/22 - 8/15/46)	62,000	62,000
4/1/20 due 4/2/20(c)	117,000	117,000
0.13%, dated 3/26/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $22,435,018, 2.25% - 2.75%, 4/30/21 - 11/15/23)	22,002	22,000
0.18%, dated:
3/24/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $5,099,750, 1.63%, 10/31/26)	5,000	5,000
3/25/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $8,159,527, 1.38% - 2.50%, 2/28/21 - 1/31/24)	8,001	8,000
0.2%, dated 3/19/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $173,361,447, 2.00% - 2.50%, 10/31/22 - 2/28/26)	170,013	170,000
0.22%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $39,773,495, 2.13% - 2.25%, 5/15/25 - 8/15/46)	39,005	39,000
0.23%, dated 3/19/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $100,959,463, 1.13% - 1.50%, 6/30/21 - 10/15/22)	99,011	99,000
0.25%, dated 3/20/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $28,559,340, 2.00% - 3.00%, 2/15/23 - 2/15/47)	28,005	28,000
Natixis SA at 0.72%, dated 3/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $236,669,059, 1.13% - 4.50%, 5/15/20 - 5/15/46)	231,125	231,000
Norinchukin Bank at:
0.4%, dated 3/18/20 due 4/17/20 (Collateralized by U.S. Treasury Obligations valued at $27,544,084, 2.63%, 11/15/20)	27,009	27,000
0.57%, dated 3/10/20 due 6/10/20 (Collateralized by U.S. Treasury Obligations valued at $19,386,472, 1.50%, 8/15/26)	19,028	19,000
0.85%, dated 3/5/20 due 6/5/20 (Collateralized by U.S. Treasury Obligations valued at $42,866,372, 2.38%, 5/15/27)	42,091	42,000
1.56%, dated 2/27/20 due 5/28/20 (Collateralized by U.S. Treasury Obligations valued at $15,321,895, 1.50%, 8/15/26)	15,059	15,000
1.64%, dated 2/25/20 due 5/26/20 (Collateralized by U.S. Treasury Obligations valued at $32,692,112, 2.63%, 11/15/20)	32,133	32,000
1.66%, dated:
2/18/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $9,197,867, 2.00%, 11/15/26)	9,038	9,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $15,329,005, 2.63%, 11/15/20)	15,062	15,000
2/21/20 due 5/22/20 (Collateralized by U.S. Treasury Obligations valued at $47,004,411, 1.50%, 8/15/26)	46,193	46,000
Prudential Insurance Co. of America at:
0.04%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $46,054,614, 0.00% - 2.38%, 7/31/20 - 5/15/29)	45,152	45,152
0.21%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $99,279,637, 0.00% - 7.25%, 4/30/20 - 11/15/28)	97,374	97,356
RBC Dominion Securities at:
0.2%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $262,427,711, 0.00% - 7.63%, 4/28/20 - 11/15/48)	257,031	257,000
0.22%, dated 3/20/20 due:
4/3/20 (Collateralized by U.S. Treasury Obligations valued at $144,850,685, 0.00% - 7.25%, 5/5/20 - 11/15/42)	142,012	142,000
4/7/20 (Collateralized by U.S. Treasury Obligations valued at $173,444,577, 0.00% - 7.63%, 4/28/20 - 5/15/46)	170,032	170,000
0.35%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $332,562,105, 0.50% - 7.63%, 4/30/22 - 11/30/25)	326,105	326,000
0.55%, dated 3/17/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $117,401,642, 0.00% - 3.75%, 4/28/20 - 2/15/48)	115,053	115,000
0.87%, dated 3/5/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $58,657,345, 0.00% - 6.13%, 4/9/20 - 5/15/49)	57,084	57,000
1.61%, dated:
2/4/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $61,656,572, 0.00% - 6.25%, 4/28/20 - 8/15/47)	60,158	60,000
2/5/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $61,355,989, 0.50% - 3.63%, 1/31/21 - 8/15/47)	60,164	60,000
RBC Financial Group at 0.16%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $80,584,676, 1.13% - 3.00%, 2/28/21 - 8/15/28)	79,016	79,000
Societe Generale at 0.06%, dated 3/27/20 due 4/3/20
(Collateralized by U.S. Treasury Obligations valued at $60,180,533, 0.00% - 8.75%, 4/2/20 - 8/15/46)	59,001	59,000
(Collateralized by U.S. Treasury Obligations valued at $60,180,995, 0.00% - 8.00%, 4/2/20 - 5/15/48)	59,001	59,000
TD Securities (U.S.A.) at 0.03%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $66,300,114, 1.13% - 3.63%, 10/15/20 - 11/15/28)	65,000	65,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $22,902,216)		22,902,216
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $38,177,217)		38,177,217
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,398,151)
NET ASSETS - 100%		$36,779,066

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,875,942,000 due 4/01/20 at 0.01%
BNP Paribas, S.A.	$352,160
Bank of Nova Scotia	26,413
BofA Securities, Inc.	10,036
Citibank NA	39,620
HSBC Securities (USA), Inc.	253,567
ING Financial Markets LLC	8,008
JP Morgan Securities LLC	14,846
Mitsubishi UFJ Securities (USA), Inc.	1,292
Sumitomo Mitsu Banking Corp. NY	1,170,000
$1,875,942
$515,766,000 due 4/01/20 at 0.01%
BofA Securities, Inc.	$9,463
Citigroup Global Markets, Inc.	35,413
ING Financial Markets LLC	5,224
JP Morgan Securities LLC	42,049
Mitsubishi UFJ Securities (USA), Inc.	16,440
Nomura Securities International, Inc.	41,750
Societe Generale (PARIS)	57,920
Sumitomo Mitsu Banking Corp. NY	307,507
$515,766

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $22,902,216) — See accompanying schedule: Unaffiliated issuers (cost $38,177,217)		$38,177,217
Receivable for fund shares sold		27,767
Interest receivable		31,373
Prepaid expenses		18
Receivable from investment adviser for expense reductions		1,458
Other receivables		260
Total assets		38,238,093
Liabilities
Payable to custodian bank	$2,521
Payable for investments purchased	1,403,841
Payable for fund shares redeemed	35,585
Distributions payable	9,319
Accrued management fee	3,883
Distribution and service plan fees payable	950
Other affiliated payables	1,354
Other payables and accrued expenses	1,574
Total liabilities		1,459,027
Net Assets		$36,779,066
Net Assets consist of:
Paid in capital		$36,778,901
Total accumulated earnings (loss)		165
Net Assets		$36,779,066
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($12,043,183 ÷ 12,038,706 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($884,419 ÷ 883,824 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,468,702 ÷ 2,468,474 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,032,523 ÷ 1,032,242 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($424,315 ÷ 424,222 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($19,925,924 ÷ 19,926,501 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest		$577,800
Expenses
Management fee	$41,473
Transfer agent fees	13,248
Distribution and service plan fees	13,047
Accounting fees and expenses	1,522
Custodian fees and expenses	158
Independent trustees' fees and expenses	110
Registration fees	1,508
Audit	49
Legal	30
Miscellaneous	96
Total expenses before reductions	71,241
Expense reductions	(10,890)
Total expenses after reductions		60,351
Net investment income (loss)		517,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		50
Total net realized gain (loss)		50
Net increase in net assets resulting from operations		$517,499

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$517,449	$457,388
Net realized gain (loss)	50	23
Net increase in net assets resulting from operations	517,499	457,411
Distributions to shareholders	(516,818)	(457,872)
Share transactions - net increase (decrease)	11,847,946	1,421,770
Total increase (decrease) in net assets	11,848,627	1,421,309
Net Assets
Beginning of period	24,930,439	23,509,130
End of period	$36,779,066	$24,930,439

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.019	.009	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.019	.009	.003	.001
Distributions from net investment income	(.018)	(.019)	(.009)	(.003)	(.001)
Total distributions	(.018)	(.019)	(.009)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.82%	1.96%	.95%	.27%	.05%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.13%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.13%
Net investment income (loss)	1.77%	1.96%	.96%	.27%	.05%
Supplemental Data
Net assets, end of period (in millions)	$12,043	$9,862	$8,244	$8,308	$9,639

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.018	.008	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.018	.008	.001	–A
Distributions from net investment income	(.017)	(.018)	(.008)	(.001)	–A
Total distributions	(.017)	(.018)	(.008)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.67%	1.81%	.80%	.12%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.22%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.22%
Net investment income (loss)	1.62%	1.81%	.81%	.12%	.01%
Supplemental Data
Net assets, end of period (in millions)	$884	$659	$116	$363	$557

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.016	.017	.007	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.016	.017	.007	.001	–A
Distributions from net investment income	(.016)	(.017)	(.007)	(.001)	–A
Total distributions	(.016)	(.017)	(.007)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.56%	1.71%	.70%	.05%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.39%	.17%
Expenses net of all reductions	.43%	.43%	.43%	.39%	.17%
Net investment income (loss)	1.52%	1.71%	.71%	.06%	.02%
Supplemental Data
Net assets, end of period (in millions)	$2,469	$2,448	$2,803	$2,563	$2,862

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.014	.004	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.013	.014	.004	–A	–A
Distributions from net investment income	(.013)	(.014)	(.004)	–A	–A
Total distributions	(.013)	(.014)	(.004)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.32%	1.46%	.45%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.67%	.68%	.68%	.43%	.18%
Expenses net of all reductions	.67%	.68%	.68%	.43%	.18%
Net investment income (loss)	1.28%	1.46%	.46%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,033	$1,217	$926	$793	$905

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.019	.009	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.019	.009	.002	–A
Distributions from net investment income	(.018)	(.019)	(.009)	(.002)	–A
Total distributions	(.018)	(.019)	(.009)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.77%	1.91%	.90%	.22%	.04%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.15%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.15%
Net investment income (loss)	1.72%	1.91%	.91%	.22%	.04%
Supplemental Data
Net assets, end of period (in millions)	$424	$239	$377	$276	$287

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.020	.010	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.020	.010	.003	.001
Distributions from net investment income	(.018)	(.020)	(.010)	(.003)	(.001)
Total distributions	(.018)	(.020)	(.010)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.86%	2.00%	.99%	.31%	.07%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.13%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.13%
Net investment income (loss)	1.81%	2.00%	1.00%	.31%	.11%
Supplemental Data
Net assets, end of period (in millions)	$19,926	$10,505	$11,044	$6,645	$3,205

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	67.8
8 - 30	13.8
31 - 60	4.5
61 - 90	4.0
91 - 180	7.5
> 180	2.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
U.S. Treasury Debt	11.2%
U.S. Government Agency Debt	39.2%
Repurchase Agreements	50.9%
Variable Rate Demand Notes (VRDNs)	0.1%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/20
Class I	0.30%
Class II	0.15%
Class III	0.05%
Select Class	0.25%
Institutional Class	0.34%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2020, the most recent period shown in the table, would have been 0.14% for Class I, 0.00 for Class II, (0.11)% for Class III, 0.09% for Select Class and 0.17% for Institutional Class.

Government Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Notes
4/15/20	0.50 to 0.90%	$3,621,095	$3,625,781
U.S. Treasury Obligations - 9.1%
U.S. Treasury Bills
4/7/20 to 9/10/20	0.08 to 1.70	3,132,000	3,127,762
U.S. Treasury Notes
4/30/20 to 1/31/22	0.12 to 1.83 (b)	12,482,800	12,516,023
			15,643,785
TOTAL U.S. TREASURY DEBT
(Cost $19,269,566)			19,269,566

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 2.5% 4/7/20, LOC Freddie Mac, VRDN
4/7/20	2.50 (b)(c)	8,600	8,600
FNMA Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 2.75% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	2.75 (b)(c)	50,000	50,000
			58,600
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 4.95% 4/7/20, LOC Freddie Mac, VRDN
4/7/20	4.95 (b)(c)	28,400	28,400
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 4.95% 4/7/20, LOC Freddie Mac, VRDN
4/7/20	4.95 (b)(c)	14,000	14,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 4.95% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.95 (b)(c)	11,000	11,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 4.9% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.90 (b)	8,000	8,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 4.9% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.90 (b)	12,000	12,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 4.95% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.95 (b)(c)	7,500	7,500
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 4.6% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.60 (b)(c)	19,800	19,800
FNMA New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, 4.95% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.95 (b)(c)	8,200	8,200
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 4.75% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.75 (b)(c)	13,000	13,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 2.75% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	2.75 (b)(c)	5,800	5,800
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 4.6% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.60 (b)(c)	17,200	17,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 4.01% 4/7/20, LOC Fannie Mae, VRDN
4/7/20	4.01 (b)	18,500	18,500
			163,400
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $222,000)			222,000

U.S. Government Agency Debt - 39.2%
Federal Agencies - 39.2%
Fannie Mae
4/30/20 to 3/11/22	0.02 to 0.74 (b)	8,331,968	8,330,293
Federal Farm Credit Bank
4/17/20 to 3/11/21	0.09 to 1.66 (b)	3,406,260	3,405,697
Federal Home Loan Bank
4/3/20 to 2/10/22	0.03 to 1.68 (b)	46,048,794	46,033,264
Freddie Mac
4/6/20 to 3/11/22	0.01 to 1.63 (b)	9,942,545	9,941,313
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $67,710,567)			67,710,567

U.S. Government Agency Repurchase Agreement - 17.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations) #	$1,860,752	$1,860,751
0.02% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations) #	18,691,741	18,691,733
With:
Barclays Bank PLC at 0.13%, dated 3/26/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $308,046,675, 4.50%, 7/1/48 - 8/1/48)	302,035	302,000
BNP Paribas, SA at:
0.04%, dated 3/30/20 due 4/6/20 (Collateralized by U.S. Government Obligations valued at $110,406,472, 0.00% - 6.00%, 10/13/20 - 12/1/49)	108,001	108,000
0.18%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $294,783,186, 0.00% - 7.00%, 4/4/20 - 4/1/50)	287,042	287,000
0.63%, dated 3/9/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $498,369,663, 0.00% - 8.00%, 10/13/20 - 12/1/49)	487,750	487,000
BofA Securities, Inc. at 1.03%, dated 3/4/20 due 4/3/20 (Collateralized by U.S. Government Obligations valued at $284,807,980, 3.00% - 3.50%, 8/20/49 - 3/20/50)	279,239	279,000
CIBC Bank U.S.A. at 0.18%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $104,046,763, 3.50% - 4.46%, 10/1/38 - 1/1/50)	102,014	102,000
Citibank NA at:
0.03%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $79,177,582, 0.00% - 9.00%, 4/25/20 - 3/20/50)	77,000	77,000
0.04%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $472,491,484, 0.38% - 7.63%, 5/31/20 - 11/15/46)	463,004	463,000
Citigroup Global Capital Markets, Inc. at 0.04%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $315,402,547, 0.15% - 3.38%, 12/31/21 - 5/15/44)	309,002	309,000
Deutsche Bank AG, New York at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $222,480,124, 3.05% - 3.35%, 6/15/24 - 4/15/45)	216,000	216,000
Goldman Sachs & Co. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $564,060,157, 2.50% - 6.50%, 12/20/38 - 3/15/57)	553,000	553,000
HSBC Securities, Inc. at 0.04%, dated 3/27/20 due 4/3/20 (Collateralized by U.S. Government Obligations valued at $313,141,740, 2.50% - 4.50%, 5/1/32 - 4/1/50)	307,002	307,000
ING Financial Markets LLC at:
0.03%, dated 3/27/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $78,646,963, 0.00% - 4.50%, 4/23/20 - 2/1/49)	77,000	77,000
1.64%, dated:
1/10/20 due:
4/9/20
(Collateralized by U.S. Government Obligations valued at $190,428,710, 3.00% - 5.50%, 9/1/29 - 12/1/49)	186,763	186,000
(Collateralized by U.S. Government Obligations valued at $146,404,869, 3.00% - 4.50%, 3/20/49 - 7/20/49)	143,586	143,000
4/13/20 (Collateralized by U.S. Government Obligations valued at $204,762,054, 3.00% - 3.50%, 10/1/45 - 12/1/49)	200,856	200,000
1/21/20 due 4/16/20 (Collateralized by U.S. Treasury Obligations valued at $86,980,480, 0.50% - 3.50%, 11/15/22 - 4/1/49)	85,333	85,000
1/27/20 due 4/27/20 (Collateralized by U.S. Treasury Obligations valued at $87,979,834, 0.00% - 4.50%, 4/23/20 - 6/20/48)	86,357	86,000
1.65%, dated:
1/30/20 due 4/29/20 (Collateralized by U.S. Treasury Obligations valued at $58,548,944, 0.00% - 4.50%, 9/10/20 - 7/1/48)	57,235	57,000
2/14/20 due 4/29/20 (Collateralized by U.S. Government Obligations valued at $146,174,207, 3.00% - 3.50%, 6/20/49 - 7/20/49)	143,492	143,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 3/31/20 due 6/1/20 (Collateralized by U.S. Government Obligations valued at $199,921,388, 2.00% - 5.00%, 2/1/28 - 4/1/50)	196,084	196,000
0.4%, dated:
3/25/20 due 5/27/20 (Collateralized by U.S. Government Obligations valued at $256,039,913, 2.33% - 4.51%, 1/1/27 - 4/1/50)	251,176	251,000
3/26/20 due 5/28/20 (Collateralized by U.S. Government Obligations valued at $211,154,076, 2.00% - 5.54%, 1/1/24 - 3/1/50)	207,145	207,000
0.5%, dated:
3/23/20 due 5/22/20 (Collateralized by U.S. Government Obligations valued at $153,019,125, 2.33% - 4.00%, 12/1/29 - 4/1/50)	150,125	150,000
3/24/20 due 5/26/20 (Collateralized by U.S. Government Obligations valued at $165,258,360, 2.00% - 5.00%, 11/1/26 - 4/1/50)	162,142	162,000
1.15%, dated 3/4/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $180,701,483, 2.00% - 6.00%, 11/1/22 - 3/1/50)	177,158	177,000
Morgan Stanley & Co., LLC at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $921,358,999, 0.00% - 8.50%, 4/14/20 - 1/1/50)	903,000	903,000
MUFG Securities (Canada), Ltd. at:
0.2%, dated 3/31/20 due 6/1/20 (Collateralized by U.S. Government Obligations valued at $169,320,941, 1.50% - 4.50%, 10/31/21 - 1/1/50)	166,057	166,000
0.5%, dated 3/24/20 due 5/22/20 (Collateralized by U.S. Government Obligations valued at $150,976,774, 3.50% - 4.50%, 2/1/46 - 1/1/50)	148,121	148,000
RBC Financial Group at 0.18%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $361,916,253, 2.00% - 4.50%, 1/20/35 - 4/1/59)	354,081	354,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.3%, dated:
3/27/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $55,706,336, 3.50%, 1/1/48)	54,013	54,000
3/31/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $196,106,839, 3.00%, 10/20/46)	190,044	190,000
0.45%, dated:
3/24/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $100,247,374, 3.50%, 9/20/45)	98,034	98,000
3/26/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $192,206,998, 3.00%, 12/1/46)	188,066	188,000
TD Securities (U.S.A.) at 0.04%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Government Obligations valued at $787,440,875, 3.00% - 5.00%, 4/1/27 - 2/1/50)	772,006	772,000
Wells Fargo Securities, LLC at 0.06%, dated 3/27/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $626,285,299, 2.38% - 3.00%, 9/30/25 - 5/15/29)	614,007	614,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $29,649,484)		29,649,484

U.S. Treasury Repurchase Agreement - 33.7%
With:
Barclays Bank PLC at:
0.01%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $2,558,453,795, 1.63% - 4.25%, 3/31/22 - 11/15/48)	2,503,001	2,503,000
(Collateralized by U.S. Treasury Obligations valued at $279,130,175, 2.75%, 11/15/47)	271,000	271,000
0.72%, dated 3/12/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $137,755,153, 2.50%, 2/15/22)	135,097	135,000
BMO Harris Bank NA at 1.6%, dated 2/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $105,237,968, 1.75% - 3.63%, 12/31/20 - 8/15/45)	103,316	102,900
BNP Paribas, SA at:
0.03%, dated:
3/30/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $225,355,139, 0.00% - 7.63%, 4/14/20 - 8/15/49)	220,001	220,000
3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $406,217,482, 0.00% - 6.88%, 4/14/20 - 2/15/48)	398,002	398,000
0.05%, dated 3/24/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $554,459,945, 0.00% - 8.00%, 4/14/20 - 11/15/49)	542,011	542,000
0.16%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $607,154,777, 0.05% - 5.25%, 10/31/20 - 8/15/49)	591,076	591,000
0.46%, dated 3/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $891,770,349, 0.00% - 8.75%, 4/30/20 - 8/15/49)	869,999	869,000
0.5%, dated 3/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,121,041,155, 0.00% - 8.75%, 4/7/20 - 8/15/48)	1,096,369	1,095,000
0.62%, dated 3/6/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $624,267,046, 0.00% - 8.75%, 4/14/20 - 11/15/49)	610,956	610,000
1.61%, dated:
2/7/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $157,632,162, 0.00% - 7.88%, 4/14/20 - 2/15/48)	154,313	153,900
2/10/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $105,095,239, 0.00% - 6.75%, 5/14/20 - 11/15/49)	103,090	102,800
2/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $262,774,823, 0.00% - 8.75%, 4/14/20 - 8/15/49)	256,621	255,900
2/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $466,339,898, 0.14% - 7.50%, 3/31/21 - 11/15/49)	455,827	454,000
2/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $121,058,488, 0.00% - 8.75%, 4/14/20 - 8/15/49)	118,475	118,000
CIBC Bank U.S.A. at:
0.16%, dated:
3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $683,448,959, 1.38% - 3.13%, 3/15/21 - 5/15/48)	670,125	670,000
3/20/20 due 4/7/20
(Collateralized by U.S. Treasury Obligations valued at $133,627,223, 1.38% - 3.13%, 3/15/21 - 5/15/48)	131,019	131,000
(Collateralized by U.S. Treasury Obligations valued at $133,627,327, 1.50% - 3.13%, 3/15/21 - 5/15/48)	131,015	131,000
1.5%, dated 3/2/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $25,775,934, 1.50% - 3.63%, 11/30/21 - 8/15/45)	25,031	25,000
Credit AG at 0.25%, dated:
3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $268,304,969, 2.75% - 3.63%, 5/31/23 - 2/15/44)	263,058	263,000
3/23/20 due 4/7/20
(Collateralized by U.S. Treasury Obligations valued at $549,280,375, 1.63% - 2.88%, 5/15/22 - 5/15/49)	536,119	536,000
(Collateralized by U.S. Treasury Obligations valued at $550,834,487, 1.63% - 2.75%, 11/15/22 - 6/30/25)	540,116	540,000
Credit Agricole CIB at:
0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $551,070,901, 0.00% - 2.38%, 7/16/20 - 8/15/24)	540,000	540,000
0.05%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $451,227,574, 1.38% - 2.50%, 9/15/20 - 1/31/25)	442,004	442,000
Credit Suisse AG, New York at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $273,360,089, 0.50% - 7.13%, 12/31/21 - 11/15/29)	268,000	268,000
Deutsche Bank AG, New York at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $763,980,245, 1.75% - 4.38%, 9/15/21 - 11/15/39)	749,000	749,000
Deutsche Bank Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $34,680,079, 2.38% - 2.75%, 2/28/25 - 5/15/27)	34,000	34,000
DNB Bank ASA at 0.1%, dated 3/25/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $692,593,554, 1.13% - 2.88%, 7/15/22 - 2/15/29)	679,013	679,000
Federal Reserve Bank of New York at 0%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $18,660,000,116, 2.75% - 4.50%, 5/15/38 - 5/15/48)	18,660,000	18,660,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $4,148,340,031, 1.50% - 2.88%, 12/31/22 - 5/15/28)	4,067,001	4,067,000
Fixed Income Clearing Corp. - SSB at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $5,528,343,828, 1.25% - 2.75%, 4/30/23 - 8/31/23)	5,423,002	5,423,000
HSBC Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $343,665,287, 2.50%, 5/15/24)	334,000	334,000
ING Financial Markets LLC at:
0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $688,584,095, 1.50% - 3.13%, 5/15/21 - 7/31/24)	675,000	675,000
0.03%, dated 3/27/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $56,135,731, 0.00% - 3.13%, 4/23/20 - 5/15/48)	55,000	55,000
0.05%, dated 3/26/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $82,653,370, 0.00% - 3.13%, 4/23/20 - 8/15/49)	81,001	81,000
Lloyds Bank Corp. Markets PLC at 1.63%, dated:
1/8/20 due 4/9/20 (Collateralized by U.S. Treasury Obligations valued at $104,449,972, 1.63% - 1.75%, 5/15/22 - 2/15/26)	102,425	102,000
2/25/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $128,669,096, 1.50%, 9/30/21)	126,211	126,000
Lloyds Bank PLC at:
0.27%, dated 4/2/20 due 5/4/20(d)	271,065	271,000
0.33%, dated 3/25/20 due 4/27/20 (Collateralized by U.S. Treasury Obligations valued at $135,035,222, 1.63% - 6.75%, 11/15/22 - 8/15/26)	132,040	132,000
0.39%, dated 3/20/20 due 4/21/20 (Collateralized by U.S. Treasury Obligations valued at $136,679,164, 6.00%, 2/15/26)	134,046	134,000
0.54%, dated 3/12/20 due 6/12/20 (Collateralized by U.S. Treasury Obligations valued at $139,799,797, 1.75% - 6.00%, 3/15/22 - 2/15/26)	137,189	137,000
0.83%, dated 3/9/20 due 6/9/20 (Collateralized by U.S. Treasury Obligations valued at $128,608,170, 2.13%, 6/30/21)	126,267	126,000
1.01%, dated 3/5/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $77,583,597, 6.00%, 2/15/26)	76,068	76,000
1.59%, dated 3/2/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $258,324,730, 1.63% - 6.00%, 11/15/22 - 2/15/26)	253,346	253,000
1.63%, dated:
2/18/20 due 5/18/20 (Collateralized by U.S. Treasury Obligations valued at $129,851,164, 2.63%, 5/15/21)	127,518	127,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $90,905,678, 3.00%, 9/30/25)	89,363	89,000
2/21/20 due 5/21/20 (Collateralized by U.S. Treasury Obligations valued at $283,975,530, 1.63% - 2.75%, 2/28/25 - 9/30/26)	279,133	278,000
1.64%, dated 1/15/20 due 4/15/20 (Collateralized by U.S. Treasury Obligations valued at $132,098,148, 2.75%, 11/15/23)	129,535	129,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.13%, dated 3/4/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $62,274,737, 1.88% - 8.13%, 5/15/21 - 12/31/25)	61,054	61,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $379,167,255, 2.38%, 5/15/29)	371,000	371,000
MUFG Securities (Canada), Ltd. at 0.01%, dated 3/26/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $276,420,471, 1.13% - 3.00%, 10/15/20 - 2/15/49)	271,001	271,000
MUFG Securities EMEA PLC at:
0.01%, dated:
3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $618,958,723, 1.50% - 2.88%, 3/31/24 - 5/31/25)	607,000	607,000
(Collateralized by U.S. Treasury Obligations valued at $575,754,931, 1.13% - 3.13%, 9/30/21 - 8/15/46)	564,000	564,000
(Collateralized by U.S. Treasury Obligations valued at $293,305,392, 1.25% - 2.88%, 10/31/21 - 8/15/46)	286,600	286,600
4/1/20 due 4/2/20(d)	542,000	542,000
0.13%, dated 3/26/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $101,979,353, 2.25%, 4/30/21)	100,008	100,000
0.18%, dated:
3/24/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $22,434,645, 1.50% - 2.25%, 11/15/24 - 1/31/27)	22,001	22,000
3/25/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $35,692,198, 1.38% - 2.25%, 5/31/21 - 1/31/24)	35,004	35,000
0.2%, dated 3/19/20 due 4/2/20 (Collateralized by U.S. Treasury Obligations valued at $841,359,523, 2.00% - 2.50%, 2/28/26 - 11/15/26)	825,064	825,000
0.22%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $188,657,980, 1.75% - 2.88%, 12/31/21 - 5/15/28)	185,025	185,000
0.23%, dated 3/19/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $491,538,301, 1.50% - 2.38%, 10/31/21 - 8/31/24)	482,055	482,000
0.25%, dated 3/20/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $137,217,095, 2.00% - 3.00%, 7/31/22 - 2/15/47)	134,022	134,000
Natixis SA at 0.72%, dated 3/11/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,100,461,095, 0.38% - 4.75%, 5/15/20 - 8/15/48)	1,078,582	1,078,000
Norinchukin Bank at:
0.4%, dated 3/18/20 due 4/17/20 (Collateralized by U.S. Treasury Obligations valued at $135,679,637, 2.38%, 5/15/27)	133,044	133,000
0.57%, dated 3/10/20 due 6/10/20 (Collateralized by U.S. Treasury Obligations valued at $95,912,002, 2.00%, 11/15/26)	94,137	94,000
0.85%, dated 3/5/20 due 6/5/20 (Collateralized by U.S. Treasury Obligations valued at $192,898,380, 2.00%, 11/15/26)	189,411	189,000
1.56%, dated 2/27/20 due 5/28/20 (Collateralized by U.S. Treasury Obligations valued at $64,351,915, 1.50%, 8/15/26)	63,248	63,000
1.64%, dated 2/25/20 due 5/26/20 (Collateralized by U.S. Treasury Obligations valued at $128,725,035, 1.50%, 8/15/26)	126,522	126,000
1.66%, dated:
2/18/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $38,835,074, 1.50%, 8/15/26)	38,159	38,000
2/19/20 due 5/19/20 (Collateralized by U.S. Treasury Obligations valued at $64,381,602, 1.50%, 8/15/26)	63,261	63,000
2/21/20 due 5/22/20 (Collateralized by U.S. Treasury Obligations valued at $185,973,907, 1.50%, 8/15/26)	182,764	182,000
Prudential Insurance Co. of America at:
0.04%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $214,369,486, 0.00% - 2.38%, 7/31/20 - 11/15/29)	210,201	210,201
0.21%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $465,095,689, 0.00% - 8.75%, 7/31/20 - 2/15/31)	456,155	456,072
RBC Dominion Securities at:
0.2%, dated 3/23/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,222,179,134, 0.00% - 7.63%, 4/16/20 - 11/15/49)	1,198,146	1,198,000
0.22%, dated 3/20/20 due:
4/3/20 (Collateralized by U.S. Treasury Obligations valued at $683,450,148, 0.14% - 7.25%, 10/31/20 - 11/15/49)	670,057	670,000
4/7/20 (Collateralized by U.S. Treasury Obligations valued at $820,358,830, 0.50% - 7.25%, 5/31/20 - 11/15/49)	804,152	804,000
0.35%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $1,610,212,424, 0.00% - 7.63%, 5/31/20 - 8/15/49)	1,576,506	1,576,000
0.87%, dated 3/5/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $263,635,144, 0.00% - 7.63%, 4/9/20 - 11/15/47)	258,380	258,000
1.61%, dated:
2/4/20 due 4/3/20 (Collateralized by U.S. Treasury Obligations valued at $262,186,016, 0.00% - 7.63%, 4/28/20 - 8/15/49)	255,673	255,000
2/5/20 due 4/6/20 (Collateralized by U.S. Treasury Obligations valued at $262,111,135, 0.00% - 7.63%, 5/5/20 - 8/15/49)	256,698	256,000
RBC Financial Group at 0.16%, dated 3/19/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $388,642,456, 1.50% - 3.63%, 2/15/21 - 11/30/26)	381,078	381,000
Societe Generale at 0.06%, dated 3/27/20 due 4/3/20
(Collateralized by U.S. Treasury Obligations valued at $278,435,712, 0.00% - 8.13%, 4/2/20 - 5/15/48)	272,003	272,000
(Collateralized by U.S. Treasury Obligations valued at $277,580,758, 0.00% - 8.75%, 4/2/20 - 8/15/46)	272,003	272,000
TD Securities (U.S.A.) at 0.03%, dated 3/31/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $307,020,293, 1.50% - 2.38%, 11/30/21 - 6/30/24)	301,002	301,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $58,065,373)		58,065,373
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $174,916,990)		174,916,990
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,346,469)
NET ASSETS - 100%		$172,570,521

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,860,751,000 due 4/01/20 at 0.01%
Bank Of America, N.A.	$33,533
BofA Securities, Inc.	47,235
Citibank NA	64,755
Citigroup Global Markets, Inc.	164,178
ING Financial Markets LLC	24,218
JP Morgan Securities LLC	241,364
Mitsubishi UFJ Securities Hldgs Ltd	76,218
Mizuho Securities USA, Inc.	69,557
Nomura Securities International, Inc.	193,561
Societe Generale (PARIS)	268,530
Sumitomo Mitsu Banking Corp. NY	247,496
Wells Fargo Securities LLC	430,106
$1,860,751
$18,691,733,000 due 4/01/20 at 0.02%
BNP Paribas, S.A.	$1,725,542
Bank Of America, N.A.	1,009,933
Bank of Nova Scotia	122,457
BofA Securities, Inc.	532,028
Citibank NA	430,010
Citigroup Global Markets, Inc.	405,323
HSBC Securities (USA), Inc.	1,448,632
ING Financial Markets LLC	91,739
JP Morgan Securities LLC	3,914,684
Mitsubishi UFJ Securities Hldgs Ltd	891,862
Mitsubishi UFJ Securities (USA), Inc.	109,219
Mizuho Securities USA, Inc.	320,223
Nomura Securities International	2,515,490
Societe Generale (PARIS)	567,102
Sumitomo Mitsu Banking Corp. NY	354,962
Sumitomo Mitsui Banking Corp.	3,107,115
Wells Fargo Securities LLC	1,145,412
$18,691,733

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $87,714,857) — See accompanying schedule: Unaffiliated issuers (cost $174,916,990)		$174,916,990
Receivable for fund shares sold		595,607
Interest receivable		128,873
Prepaid expenses		76
Receivable from investment adviser for expense reductions		8,390
Other receivables		914
Total assets		175,650,850
Liabilities
Payable to custodian bank	$4,945
Payable for investments purchased	1,380,979
Payable for fund shares redeemed	1,616,072
Distributions payable	43,785
Accrued management fee	18,037
Distribution and service plan fees payable	872
Other affiliated payables	5,367
Other payables and accrued expenses	10,272
Total liabilities		3,080,329
Net Assets		$172,570,521
Net Assets consist of:
Paid in capital		$172,569,683
Total accumulated earnings (loss)		838
Net Assets		$172,570,521
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($45,360,375 ÷ 45,346,382 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($697,000 ÷ 696,631 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,703,755 ÷ 3,701,906 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($497,869 ÷ 497,805 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($122,311,522 ÷ 122,315,168 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest		$2,483,108
Expenses
Management fee	$178,327
Transfer agent fees	49,832
Distribution and service plan fees	9,541
Accounting fees and expenses	3,379
Custodian fees and expenses	739
Independent trustees' fees and expenses	472
Registration fees	9,331
Audit	49
Legal	130
Miscellaneous	425
Total expenses before reductions	252,225
Expense reductions	(48,587)
Total expenses after reductions		203,638
Net investment income (loss)		2,279,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		370
Total net realized gain (loss)		370
Net increase in net assets resulting from operations		$2,279,840

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,279,470	$2,183,497
Net realized gain (loss)	370	206
Net increase in net assets resulting from operations	2,279,840	2,183,703
Distributions to shareholders	(2,276,551)	(2,185,195)
Share transactions - net increase (decrease)	63,497,681	8,002,805
Total increase (decrease) in net assets	63,500,970	8,001,313
Net Assets
Beginning of period	109,069,551	101,068,238
End of period	$172,570,521	$109,069,551

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.020	.009	.003	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.020	.009	.003	.001
Distributions from net investment income	(.018)	(.020)	(.009)	(.003)	(.001)
Total distributions	(.018)	(.020)	(.009)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.83%	1.97%	.95%	.31%	.06%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.20%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.16%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.16%
Net investment income (loss)	1.77%	1.96%	.95%	.33%	.08%
Supplemental Data
Net assets, end of period (in millions)	$45,360	$29,352	$31,829	$31,498	$22,047

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.018	.008	.002	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.018	.008	.002	–A
Distributions from net investment income	(.017)	(.018)	(.008)	(.002)	–A
Total distributions	(.017)	(.018)	(.008)	(.002)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.68%	1.82%	.80%	.16%	.02%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.35%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.20%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.20%
Net investment income (loss)	1.62%	1.81%	.80%	.18%	.04%
Supplemental Data
Net assets, end of period (in millions)	$697	$836	$744	$909	$485

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.016	.017	.007	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.016	.017	.007	.001	–A
Distributions from net investment income	(.016)	(.017)	(.007)	(.001)	–A
Total distributions	(.016)	(.017)	(.007)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.57%	1.72%	.70%	.07%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.21%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.21%
Net investment income (loss)	1.52%	1.71%	.70%	.09%	.03%
Supplemental Data
Net assets, end of period (in millions)	$3,704	$3,397	$3,351	$3,038	$1,957

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.019	.009	.003	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.019	.009	.003	–A
Distributions from net investment income	(.018)	(.019)	(.009)	(.003)	–A
Total distributions	(.018)	(.019)	(.009)	(.003)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.78%	1.92%	.90%	.26%	.05%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.25%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.17%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.17%
Net investment income (loss)	1.72%	1.91%	.90%	.28%	.07%
Supplemental Data
Net assets, end of period (in millions)	$498	$335	$450	$641	$286

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.020	.010	.004	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.020	.010	.004	.001
Distributions from net investment income	(.019)	(.020)	(.010)	(.004)	(.001)
Total distributions	(.019)	(.020)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.87%	2.01%	.99%	.35%	.08%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.81%	2.00%	.99%	.37%	.10%
Supplemental Data
Net assets, end of period (in millions)	$122,312	$75,150	$64,695	$58,310	$19,281

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	43.3
8 - 30	19.0
31 - 60	16.9
61 - 90	7.9
91 - 180	12.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Certificates of Deposit	36.4%
Commercial Paper	33.8%
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	0.5%
Non-Negotiable Time Deposit	14.5%
Other Instruments	0.4%
Repurchase Agreements	14.1%

Current 7-Day Yields

3/31/20
Class I	0.93%
Class II	0.78%
Class III	0.68%
Select Class	0.88%
Institutional Class	0.97%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Money Market Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Certificate of Deposit - 36.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
HSBC Bank U.S.A. NA
4/23/20 to 4/24/20	2.02%	$344,000	$344,000
Wells Fargo Bank NA
7/27/20	1.06 (b)(c)	170,000	170,000
			514,000
London Branch, Eurodollar, Foreign Banks - 15.1%
Bank of Montreal London Branch
7/20/20	1.54	123,000	123,000
Credit Agricole SA London Branch
5/4/20 to 7/3/20	1.48 to 1.79	610,000	610,000
DZ Bank AG London Branch
4/6/20 to 6/22/20	1.66 to 1.91	3,436,000	3,429,445
KBC Bank NV London
4/21/20 to 6/29/20	1.61 to 1.76	2,451,000	2,445,899
Landesbank Hessen-Thueringen London Branch
4/7/20	0.70	979,000	979,000
Mitsubishi UFJ Trust & Banking Corp.
5/20/20	1.69	98,000	97,776
Mizuho Bank Ltd. London Branch
5/5/20 to 6/2/20	1.62 to 1.73	785,000	783,169
Rabobank Nederland London Branch
6/19/20 to 6/22/20	1.66	489,000	487,198
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/7/20 to 5/29/20	1.74 to 1.82	434,000	433,029
			9,388,516
New York Branch, Yankee Dollar, Foreign Banks - 20.5%
Bank of Montreal
4/1/20 to 11/17/20	0.85 to 1.77 (b)	2,838,650	2,838,650
Bank of Nova Scotia
9/3/20	1.55 (b)(c)	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/30/20 to 7/16/20	1.00 to 1.60	972,000	972,000
Barclays Bank PLC
5/4/20	1.75	180,000	180,000
Mitsubishi UFJ Trust & Banking Corp.
5/13/20 to 7/7/20	0.66 to 1.46 (b)	1,100,600	1,100,600
Mizuho Corporate Bank Ltd.
5/13/20 to 7/1/20	0.92 to 1.46 (b)	1,449,600	1,449,600
Natexis Banques Populaires New York Branch
4/24/20 to 6/5/20	1.06 to 1.81	1,500,000	1,500,000
Royal Bank of Canada
8/27/20 to 9/10/20	0.98 to 1.72 (b)(c)	386,000	386,000
Sumitomo Mitsui Banking Corp.
5/7/20 to 7/8/20	0.74 to 1.47 (b)	2,069,000	2,069,000
Sumitomo Mitsui Trust Bank Ltd.
4/3/20 to 7/2/20	0.85 to 1.98 (b)	1,485,400	1,485,400
Svenska Handelsbanken, Inc.
8/11/20	0.77 (b)(c)	464,000	464,000
			12,695,250
TOTAL CERTIFICATE OF DEPOSIT
(Cost $22,597,766)			22,597,766

Financial Company Commercial Paper - 31.1%
Australia & New Zealand Banking Group Ltd.
4/20/20	1.95	386,000	385,607
Bank of Nova Scotia
7/15/20 to 11/13/20	0.98 to 1.78 (b)(c)	2,165,000	2,165,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/1/20 to 5/4/20	1.66 to 2.50 (d)	378,000	377,852
BNP Paribas Fortis
4/3/20	0.50	45,000	44,999
BNP Paribas New York Branch
4/1/20 to 4/3/20	0.04 to 0.50	347,000	346,997
BPCE SA
6/24/20	1.61	170,000	169,365
Canadian Imperial Bank of Commerce
4/6/20 to 9/14/20	0.40 to 1.09 (b)	2,144,000	2,140,435
Citigroup Global Markets, Inc.
4/14/20 to 8/5/20	0.86 to 1.98	570,000	568,546
Credit Suisse AG
4/21/20 to 4/22/20	2.03	362,000	361,584
Federation des caisses Desjardin
4/1/20 to 8/28/20	0.07 to 1.95	801,000	798,853
J.P. Morgan Securities, LLC
4/27/20	1.90	219,000	218,703
Landesbank Baden-Wurttemberg
4/1/20	0.05	975,000	975,000
Mitsubishi UFJ Trust & Banking Corp.
5/11/20 to 5/18/20	1.69 to 1.71	268,000	267,453
Natexis Banques Populaires New York Branch
6/24/20	1.61	215,400	214,596
National Australia Bank Ltd.
4/1/20	2.05	166,000	166,000
National Bank of Canada
5/8/20	1.90	239,000	238,538
Nationwide Building Society
4/1/20	1.63	83,000	83,000
Rabobank Nederland New York Branch
4/1/20	0.05	234,000	234,000
Royal Bank of Canada
4/15/20 to 9/14/20	0.88 to 1.76 (b)	2,998,600	2,992,053
Societe Generale
4/3/20 to 4/7/20	0.24 to 0.49	2,012,000	2,011,927
Sumitomo Mitsui Trust Bank Ltd.
4/2/20 to 5/5/20	1.64 to 1.90	883,898	883,233
Svenska Handelsbanken AB
9/4/20	0.92	484,000	482,081
The Toronto-Dominion Bank
5/4/20 to 11/10/20	0.94 to 2.08 (b)	2,938,000	2,936,722
Toyota Motor Credit Corp.
7/2/20	1.96 (b)(c)	86,600	86,600
UBS AG London Branch
4/23/20	2.02	183,000	182,776
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $19,331,920)			19,331,920

Asset Backed Commercial Paper - 1.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

4/1/20	0.07	47,000	47,000
4/3/20	1.90	123,000	122,987
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
4/1/20	1.60	19,000	19,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/3/20	2.00	45,000	44,995
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/2/20	2.07	26,000	25,999
4/2/20	2.07	26,000	25,999
4/3/20	2.07	54,000	53,994
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
5/7/20	1.60	26,000	25,958
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

4/1/20	2.50	220,000	220,000
4/1/20	2.50	100,000	100,000
4/2/20	2.00	200,000	199,989
5/11/20	1.69	87,000	86,838
5/11/20	1.69	43,000	42,920
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $1,015,679)			1,015,679

Non-Financial Company Commercial Paper - 1.1%
American Electric Power Co., Inc.
4/1/20 to 4/8/20	1.75 to 1.76	228,000	227,976
Dominion Energy, Inc.
4/1/20 to 4/27/20	1.45 to 1.76	225,900	225,775
Duke Energy Corp.
4/8/20	1.75	23,650	23,642
Sempra Global
4/2/20	1.86	33,000	32,998
4/3/20	1.86	23,000	22,998
4/7/20	1.86	23,000	22,993
4/9/20	1.78	23,650	23,641
TransCanada PipeLines Ltd.
4/2/20 to 4/13/20	1.75 to 1.81	85,005	84,988
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $665,011)			665,011

U.S. Treasury Debt - 0.5%
U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes
7/31/21 to 10/31/21
(Cost $309,883)	0.31 to 0.39 (b)(c)	310,000	309,883

Other Instrument - 0.4%
Master Notes - 0.4%
Toyota Motor Credit Corp.
4/7/20
(Cost $228,000)	0.93 (b)(c)(e)	228,000	228,000

Variable Rate Demand Note - 0.3%
Arizona - 0.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, 4.75% 4/7/20, LOC Barclays Bank PLC, VRDN
4/7/20	4.75 (b)	13,795	13,795
California - 0.1%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 5.35% 4/7/20, LOC Sumitomo Mitsui Banking Corp., VRDN
4/7/20	5.35 (b)	32,900	32,900
Illinois - 0.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 5.03% 4/7/20, LOC Barclays Bank PLC, VRDN
4/7/20	5.03 (b)	41,600	41,600
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 5.1% 4/7/20, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN
4/7/20	5.10 (b)	21,400	21,400
			63,000
Louisiana - 0.0%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 5.01% 4/7/20, LOC JPMorgan Chase Bank, VRDN
4/7/20	5.01 (b)	13,900	13,900
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 B2, 5.2% 4/7/20, LOC State Street Bank & Trust Co., Boston, VRDN
4/7/20	5.20 (b)(f)	14,285	14,285
Clark County Arpt. Rev. Series 2008 D 2A, 3.7% 4/7/20, LOC Wells Fargo Bank NA, VRDN
4/7/20	3.70 (b)	10,900	10,900
			25,185
New York - 0.1%
New York City Gen. Oblig. Series D5, 4.5% 4/7/20, LOC PNC Bank NA, VRDN
4/7/20	4.50 (b)	11,900	11,900
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 4.75% 4/7/20, LOC Landesbank Baden-Wurttemberg, VRDN
4/7/20	4.75 (b)(f)	23,500	23,500
			35,400
Pennsylvania - 0.0%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 4.5% 4/7/20, LOC Barclays Bank PLC, VRDN
4/7/20	4.50 (b)	11,300	11,300
Wisconsin - 0.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) 3.8% 4/7/20, LOC Wells Fargo Bank NA, VRDN
4/7/20	3.80 (b)(d)(f)	18,700	18,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $214,180)			214,180

Non-Negotiable Time Deposit - 14.5%
Time Deposits - 14.5%
Abn Amro Bank NV(TD)
4/1/20	0.08	438,000	438,000
Australia & New Zealand Banking Group Ltd.
4/1/20	0.05	488,000	488,000
Bank of Nova Scotia
4/1/20	0.08	702,000	702,000
Barclays Bank PLC
4/1/20	0.25	2,559,000	2,559,000
Credit Agricole CIB
4/1/20	0.06	815,000	815,000
Credit Industriel et Commercial
4/1/20	0.04	174,000	174,000
Credit Suisse AG
4/1/20	0.10	955,000	955,000
Landesbank Hessen-Thuringen London Branch
4/3/20	0.50	463,000	463,000
Mizuho Bank Ltd.
4/1/20	0.03	194,000	194,000
Societe Generale
4/1/20	0.06	45,000	45,000
Svenska Handelsbanken AB
4/1/20	0.03	2,170,000	2,170,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $9,003,000)			9,003,000

Other Municipal Security - 0.0%
	Principal Amount (000s)	Value (000s)
Georgia - 0.0%
Atlanta Arpt. Rev.:
Series K1, 4.125% 4/1/20, LOC PNC Bank NA, CP	$21,000	$21,000
Series K2, 4.125% 4/1/20, LOC PNC Bank NA, CP (f)	14,000	14,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $35,000)		35,000

Interfund Loans - 0.0%
With:
Fidelity International Enhanced Index Fund, at .29% due 4/1/2020(g)
(Cost $7,082)	7,082	7,082
	Maturity Amount (000s)	Value (000s)

U.S. Government Agency Repurchase Agreement - 1.2%
In a joint trading account at:
0.02% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations)#	312,053	312,053
0.02% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations)#	437,460	437,460
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $749,513)		749,513

U.S. Treasury Repurchase Agreement - 3.3%
With:
BNP Paribas, SA at 1.61%, dated 2/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $280,016,487, 0.05% - 7.50%, 10/31/20 - 11/15/49)	274,099	273,000
Credit Agricole CIB at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $196,318,777, 1.38% - 5.25%, 9/15/20 - 2/15/29)	192,000	192,000
HSBC Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $121,641,967, 1.88%, 8/31/24)	119,000	119,000
ING Financial Markets LLC at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $246,090,392, 1.63%, 12/31/21)	241,000	241,000
Mizuho Bank, Ltd. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $134,961,764, 2.38%, 5/15/29)	132,000	132,000
MUFG Securities EMEA PLC at 0.01%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $205,873,271, 1.38% - 2.75%, 5/31/23 - 8/15/46)	201,000	201,000
(Collateralized by U.S. Treasury Obligations valued at $104,479,832, 2.25% - 2.88%, 9/30/23 - 8/15/46)	102,000	102,000
SMBC Nikko Securities America, Inc. at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $788,579,350, 1.75% - 2.75%, 2/28/21 - 11/15/24)	770,000	770,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,030,000)		2,030,000

Other Repurchase Agreement - 9.6%
Other Repurchase Agreement - 9.6%
With:
BMO Capital Markets Corp. at 0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $163,098,499, 2.38% - 11.00%, 5/1/20 - 04/05/50)	154,002	154,000
BNP Paribas at 0.33%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $271,928,785, 0.00% - 8.10%, 1/22/21 - 8/16/77)	259,002	259,000
BofA Securities, Inc. at 0.58%, dated 3/31/20 due 4/1/20 (Collateralized by Mortgage Loan Obligations valued at $135,702,187, 3.64%, 10/25/59)	118,002	118,000
Citigroup Global Markets, Inc. at:
1.01%, dated 10/18/19 due 4/15/20 (Collateralized by Corporate Obligations valued at $105,881,123, 1.65% - 7.10%, 7/5/33 - 10/6/46)(b)(c)(h)	98,495	98,000
1.21%, dated 11/12/19 due 5/5/20 (Collateralized by Corporate Obligations valued at $161,028,321, 0.00% - 7.83%, 6/15/30 - 1/1/99)(b)(c)(h)	149,876	149,000
1.81%, dated 3/4/20 due 5/5/20 (Collateralized by Mortgage Loan Obligations valued at $105,113,674, 0.27% - 6.00%, 12/25/32 - 12/16/72)(b)(c)(h)	100,312	100,000
2.07%, dated 2/24/20 due 5/27/20 (Collateralized by U.S. Treasury Obligations valued at $155,091,857, 0.00% - 7.60%, 7/1/20 - 7/1/42)	151,807	151,000
Credit AG CIB Paris at 0.8%, dated:
3/27/20 due 4/3/20 (Collateralized by Corporate Obligations valued at $52,506,441, 3.00% - 4.25%, 7/15/22 - 3/15/29)	50,008	50,000
3/31/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $98,545,255, 1.71% - 6.15%, 6/30/20 - 1/21/50)	94,013	94,000
4/1/20 due 4/7/20(i)	94,013	94,000
Credit Suisse Securities (U.S.A.) LLC at 1.66%, dated 3/2/20 due 6/4/20 (Collateralized by Corporate Obligations valued at $132,483,015, 0.00% - 6.01%, 11/15/22 - 6/17/69)	126,872	126,000
Deutsche Bank AG at 0.58%, dated 3/31/20 due 4/1/20 (Collateralized by Municipal Bond Obligations valued at $171,425,105, 0.00% - 5.25%, 1/1/22 - 11/1/59)	162,963	162,960
HSBC Securities, Inc. at 0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $270,436,611, 0.75% - 9.63%, 1/15/21 - 4/8/68)	259,003	259,000
ING Financial Markets LLC at:
0.25%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $49,350,567, 1.38% - 5.00%, 6/15/20 - 7/29/49)	47,000	47,000
0.3%, dated 3/31/20 due 4/1/20
(Collateralized by Equity Securities valued at $50,760,448)	47,000	47,000
(Collateralized by Equity Securities valued at $74,520,658)	69,001	69,000
1.32%, dated 3/5/20 due 5/4/20 (Collateralized by Equity Securities valued at $163,241,461)	151,332	151,000
J.P. Morgan Securities, LLC at 0.34%, dated 3/12/20 due 4/7/20 (Collateralized by Equity Securities valued at $563,954,967)(b)(c)(h)	522,128	522,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $153,361,619)	142,001	142,000
0.63%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $12,887,593, 0.00% - 6.50%, 2/15/22 - 2/15/35)	12,000	12,000
Mizuho Securities U.S.A., Inc. at:
0.53%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $72,006,881, 3.00% - 6.00%, 12/20/26 - 3/20/50)	70,001	70,000
0.58%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Government Obligations valued at $23,460,379, 3.00% - 4.00%, 8/1/48 - 8/1/49)	23,000	23,000
(Collateralized by Equity Securities valued at $406,962,236)	377,006	377,000
1.08%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $149,354,481, 0.11% - 6.00%, 7/16/33 - 11/16/60)	145,004	145,000
2.08%, dated 2/25/20 due 4/27/20 (Collateralized by Municipal Bond Obligations valued at $81,075,230, 3.51% - 5.95%, 9/2/45 - 9/1/46)	75,269	75,000
Morgan Stanley & Co., Inc. at 2.08%, dated 2/5/20 due 5/5/20 (Collateralized by Corporate Obligations valued at $27,090,664, 0.00% - 9.85%, 11/15/23 - 7/17/58)	25,130	25,000
RBS Securities, Inc. at 0.35%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $154,335,694, 0.99% - 5.88%, 4/8/20 - 5/11/42)	147,001	147,000
Societe Generale at:
0.45%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $271,953,401, 0.68% - 8.35%, 4/15/20 - 12/15/66)	259,003	259,000
0.5%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $354,432,282, 3.09% - 11.13%, 6/1/21 - 3/24/51)	329,005	329,000
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $301,839,507, 0.68% - 12.00%, 5/5/20 - 10/15/93)	283,004	283,000
0.6%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $152,993,326, 2.67% - 12.00%, 3/8/21 - 12/29/49)	142,017	142,000
0.65%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $50,671,863, 0.97% - 12.00%, 10/1/20 - 10/15/93)	47,006	47,000
Wells Fargo Securities, LLC at:
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $243,082,940, 0.23% - 7.63%, 5/5/20 - 6/14/46)	236,004	236,000
0.75%, dated 3/31/20 due 4/1/20
(Collateralized by Corporate Obligations valued at $493,510,328, 2.63% - 6.02%, 6/1/21 - 5/15/58)	470,010	470,000
(Collateralized by Corporate Obligations valued at $150,292,856, 0.00% - 8.63%, 12/15/20 - 8/17/61)	142,003	142,000
(Collateralized by Corporate Obligations valued at $150,417,879, 2.20% - 8.88%, 6/15/20 - 12/1/49)	142,003	142,000
0.8%, dated 3/30/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $247,811,873, 0.25% - 9.25%, 5/15/20 - 4/8/68)	236,037	236,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $5,952,960)		5,952,960

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $62,139,994)		62,139,994
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,208)
NET ASSETS - 100%		$62,118,786

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $396,552,000 or 0.6% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $228,000,000 or 0.4% of net assets.

 (f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (g) Loan is with an affiliated fund.

 (h) The maturity amount is based on the rate at period end.

 (i) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 0.93%, 4/7/20	3/2/20	$228,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$312,053,000 due 4/01/20 at 0.02%
BNP Paribas, S.A.	$33,119
Bank Of America, N.A.	254,386
JP Morgan Securities LLC	24,548
$312,053
$437,460,000 due 4/01/20 at 0.02%
Bank Of America, N.A.	$11,959
BofA Securities, Inc.	15,646
Citibank NA	23,094
Citigroup Global Markets, Inc.	17,629
ING Financial Markets LLC	8,637
JP Morgan Securities LLC	86,080
Mitsubishi UFJ Securities Hldgs Ltd	27,183
Mizuho Securities USA, Inc.	24,807
Nomura Securities International	69,032
Wells Fargo Securities LLC	153,393
$437,460

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $8,732,473) — See accompanying schedule: Unaffiliated issuers (cost $62,132,912)	$62,132,912
Affiliated issuers (cost $7,082)	7,082
Total Investment in Securities (cost $62,139,994)		$62,139,994
Cash		1
Receivable for investments sold		46,105
Receivable for fund shares sold		380,296
Interest receivable		31,149
Prepaid expenses		39
Receivable from investment adviser for expense reductions		651
Other receivables		956
Total assets		62,599,191
Liabilities
Payable for investments purchased	$94,000
Payable for fund shares redeemed	368,163
Distributions payable	5,528
Accrued management fee	8,377
Distribution and service plan fees payable	68
Other affiliated payables	2,716
Other payables and accrued expenses	1,553
Total liabilities		480,405
Net Assets		$62,118,786
Net Assets consist of:
Paid in capital		$62,118,673
Total accumulated earnings (loss)		113
Net Assets		$62,118,786
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($25,801,023 ÷ 25,792,760 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394,462 ÷ 394,370 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($12,534 ÷ 12,535 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($59,239 ÷ 59,225 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($35,851,528 ÷ 35,839,045 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest (including $488 from affiliated interfund lending)		$1,444,210
Expenses
Management fee	$94,353
Transfer agent fees	28,156
Distribution and service plan fees	861
Accounting fees and expenses	2,240
Custodian fees and expenses	674
Independent trustees' fees and expenses	249
Registration fees	1,654
Audit	48
Legal	65
Interest	765
Miscellaneous	179
Total expenses before reductions	129,244
Expense reductions	(22,525)
Total expenses after reductions		106,719
Net investment income (loss)		1,337,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		129
Total net realized gain (loss)		129
Net increase in net assets resulting from operations		$1,337,620

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,337,491	$909,119
Net realized gain (loss)	129	339
Net increase in net assets resulting from operations	1,337,620	909,458
Distributions to shareholders	(1,336,263)	(910,234)
Share transactions - net increase (decrease)	6,541,808	26,901,641
Total increase (decrease) in net assets	6,543,165	26,900,865
Net Assets
Beginning of period	55,575,621	28,674,756
End of period	$62,118,786	$55,575,621

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.022	.013	.006	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.020	.022	.013	.006	.002
Distributions from net investment income	(.020)	(.022)	(.013)	(.006)	(.002)
Total distributions	(.020)	(.022)	(.013)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.01%	2.23%	1.29%	.63%	.18%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.96%	2.25%	1.31%	.56%	.17%
Supplemental Data
Net assets, end of period (in millions)	$25,801	$22,140	$12,545	$7,631	$19,911

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.021	.011	.005	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.021	.011	.005	.001
Distributions from net investment income	(.018)	(.021)	(.011)	(.005)	(.001)
Total distributions	(.018)	(.021)	(.011)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.86%	2.08%	1.14%	.48%	.06%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.30%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.30%
Net investment income (loss)	1.81%	2.10%	1.16%	.41%	.06%
Supplemental Data
Net assets, end of period (in millions)	$394	$368	$68	$14	$76

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.017	.020	.010	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.017	.020	.010	.004	–A
Distributions from net investment income	(.017)	(.020)	(.010)	(.004)	–A
Total distributions	(.017)	(.020)	(.010)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.76%	1.98%	1.04%	.38%	.03%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.32%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.32%
Net investment income (loss)	1.71%	2.00%	1.06%	.31%	.03%
Supplemental Data
Net assets, end of period (in millions)	$13	$33	$132	$91	$1,129

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.022	.012	.006	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.019	.022	.012	.006	.001
Distributions from net investment income	(.019)	(.022)	(.012)	(.006)	(.001)
Total distributions	(.019)	(.022)	(.012)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.96%	2.18%	1.24%	.58%	.13%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.23%
Net investment income (loss)	1.91%	2.20%	1.26%	.51%	.12%
Supplemental Data
Net assets, end of period (in millions)	$59	$33	$16	$12	$224

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.022	.013	.007	.002
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.020	.023	.013	.007	.002
Distributions from net investment income	(.020)	(.023)	(.013)	(.007)	(.002)
Total distributions	(.020)	(.023)	(.013)	(.007)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.05%	2.28%	1.33%	.67%	.22%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.00%	2.29%	1.35%	.60%	.21%
Supplemental Data
Net assets, end of period (in millions)	$35,852	$33,002	$15,913	$10,043	$21,863

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	62.1
8 - 30	9.4
31 - 60	13.8
61 - 90	9.4
91 - 180	5.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Certificates of Deposit	23.4%
Commercial Paper	24.8%
Variable Rate Demand Notes (VRDNs)	0.4%
Non-Negotiable Time Deposit	8.2%
Other Instruments	0.5%
Repurchase Agreements	42.9%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/20
Class I	0.57%
Class II	0.42%
Class III	0.32%
Class IV	0.05%
Select Class	0.52%
Institutional Class	0.61%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2020, the most recent period shown in the table, would have been 0.54% for Class I, 0.39% for Class II, 0.29% for Class III, 0.49% for Select Class and 0.56% for Institutional Class.

Prime Money Market Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Certificate of Deposit - 23.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
Wells Fargo Bank NA
7/27/20	1.06 (b)(c)%	$21,000	$20,987
London Branch, Eurodollar, Foreign Banks - 10.1%
Bank of Montreal London Branch
7/20/20	1.54	15,000	15,005
Credit Agricole SA London Branch
5/4/20	1.74	30,000	30,011
DZ Bank AG London Branch
4/6/20	1.91	62,000	61,997
KBC Bank NV London
5/18/20 to 5/19/20	1.66	90,000	89,830
Landesbank Hessen-Thueringen London Branch
4/7/20	0.70	97,000	97,002
Mitsubishi UFJ Trust & Banking Corp.
5/20/20	1.69	12,000	11,976
Mizuho Bank Ltd. London Branch
5/5/20 to 6/2/20	1.62 to 1.73	94,000	93,840
Rabobank Nederland London Branch
6/19/20 to 6/22/20	1.66	60,000	59,808
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/7/20 to 5/18/20	1.74 to 1.82	98,000	97,797
			557,266
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
Bank of Montreal
11/17/20	1.74 (b)(c)	30,000	29,858
Bank of Nova Scotia
8/20/20 to 9/3/20	1.55 to 1.78 (b)(c)	111,615	111,378
Mitsubishi UFJ Trust & Banking Corp.
5/13/20 to 6/12/20	0.85 to 1.10 (b)(c)	65,000	65,003
Mizuho Corporate Bank Ltd.
5/13/20 to 6/10/20	0.92 to 0.96 (b)(c)	79,000	79,037
Royal Bank of Canada
9/4/20 to 9/10/20	0.98 to 1.34 (b)(c)	122,000	121,707
Sumitomo Mitsui Banking Corp.
5/7/20 to 6/10/20	0.74 to 1.47 (b)(c)	162,600	162,612
Sumitomo Mitsui Trust Bank Ltd.
5/11/20 to 5/22/20	0.85 to 1.04 (b)(c)	79,000	79,015
Svenska Handelsbanken, Inc.
8/11/20	0.77 (b)(c)	57,000	56,939
			705,549
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,284,319)			1,283,802

Financial Company Commercial Paper - 24.2%
Bank of Nova Scotia
8/13/20 to 11/13/20	1.05 to 1.73 (b)(c)	180,000	179,692
BNP Paribas Fortis
4/3/20	0.50	4,000	4,000
BNP Paribas New York Branch
4/3/20	0.50	11,000	11,000
BPCE SA
6/24/20	1.61	20,000	19,951
Canadian Imperial Bank of Commerce
4/6/20 to 9/10/20	0.40 to 1.09 (b)	157,000	156,562
Citigroup Global Markets, Inc.
8/3/20 to 8/5/20	0.86	51,900	51,630
Federation des caisses Desjardin
4/1/20 to 8/28/20	0.07 to 1.60	27,000	26,870
Mitsubishi UFJ Trust & Banking Corp.
5/11/20 to 5/18/20	1.69 to 1.71	34,000	33,949
National Australia Bank Ltd.
4/1/20	2.05	22,000	21,999
National Bank of Canada
5/8/20 to 8/3/20	1.60 to 1.90 (b)	91,000	90,915
Ontario Teachers' Finance Trust
5/1/20	1.99 (d)	13,000	12,987
Rabobank Nederland New York Branch
4/1/20	0.05	22,000	22,000
Royal Bank of Canada
4/15/20 to 9/14/20	0.88 to 1.76 (b)	182,000	181,237
Societe Generale
4/3/20 to 4/7/20	0.24 to 0.49	173,000	172,997
Sumitomo Mitsui Trust Bank Ltd.
4/2/20 to 5/5/20	1.64 to 1.90	75,000	74,957
Svenska Handelsbanken AB
9/4/20	0.92	53,000	52,703
The Toronto-Dominion Bank
8/18/20 to 11/10/20	0.94 to 1.93 (b)(c)	205,700	205,148
Toyota Motor Credit Corp.
7/2/20	1.96 (b)(c)	11,000	10,979
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,331,161)			1,329,576

Asset Backed Commercial Paper - 0.6%
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
4/1/20	1.60	2,000	2,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/3/20	2.00	5,000	5,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/1/20	0.15	24,000	24,000
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $30,999)			31,000

Other Instrument - 0.5%
Master Notes - 0.5%
Toyota Motor Credit Corp.
4/7/20
(Cost $27,000)	0.93 (b)(c)(e)	27,000	27,000

Variable Rate Demand Note - 0.4%
Florida - 0.4%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/20
(Cost $25,155)	1.20 (b)	25,155	25,155

Non-Negotiable Time Deposit - 8.2%
Time Deposits - 8.2%
Barclays Bank PLC
4/1/20	0.25	290,000	290,000
Credit Agricole CIB
4/1/20	0.06	76,000	76,000
Credit Suisse AG
4/1/20	0.10	38,000	38,000
Landesbank Hessen-Thuringen London Branch
4/3/20	0.50	46,000	46,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $450,000)			450,000

U.S. Government Agency Repurchase Agreement - 26.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations) #	$763,173	$763,173
0.02% dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations) #	683,664	683,664
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,446,837)		1,446,837

U.S. Treasury Repurchase Agreement - 2.1%
With:
BNP Paribas, SA at 1.61%, dated 2/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $33,858,578, 0.00% - 7.50%, 4/21/20 - 8/15/49)	33,133	33,000
Credit Agricole CIB at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $18,413,359, 1.38% - 1.63%, 9/15/20 - 2/15/26)	18,000	18,000
HSBC Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $11,318,679, 2.50%, 5/15/24)	11,000	11,000
ING Financial Markets LLC at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $22,472,675, 1.38%, 6/30/23)	22,000	22,000
MUFG Securities EMEA PLC at 0.01%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $19,427,164, 1.50% - 2.25%, 9/30/21 - 8/15/46)	19,000	19,000
(Collateralized by U.S. Treasury Obligations valued at $10,231,705, 2.00% - 2.25%, 5/31/24 - 8/15/46)	10,000	10,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $113,000)		113,000

Other Repurchase Agreement - 14.4%
Other Repurchase Agreement - 14.4%
With:
BMO Capital Markets Corp. at:
0.41%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $200,882,294)	186,002	186,000
0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $62,485,899, 3.20% - 8.25%, 8/15/20 - 3/25/50)	58,001	58,000
BNP Paribas at 0.33%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $25,100,047, 0.15% - 6.02%, 6/1/21 - 4/1/59)	24,000	24,000
BofA Securities, Inc. at 0.58%, dated 3/31/20 due 4/1/20 (Collateralized by Mortgage Loan Obligations valued at $12,650,204, 6.00% - 6.50%, 2/27/37 - 7/27/37)	11,000	11,000
Citigroup Global Markets, Inc. at:
1.01%, dated 10/18/19 due 4/15/20 (Collateralized by Corporate Obligations valued at $14,045,526, 0.00% - 5.27%, 10/3/45 - 10/8/47)(b)(c)(f)	13,066	13,000
1.21%, dated 11/12/19 due 5/5/20 (Collateralized by Corporate Obligations valued at $20,533,299, 0.62% - 3.13%, 11/5/35 - 11/25/47)(b)(c)(f)	19,112	19,000
1.81%, dated 3/4/20 due 5/5/20 (Collateralized by Mortgage Loan Obligations valued at $11,562,504, 0.03% - 6.21%, 10/25/28 - 9/15/62)(b)(c)(f)	11,024	10,990
2.07%, dated 2/24/20 due 5/27/20 (Collateralized by Municipal Bond Obligations valued at $19,479,097, 0.00% - 1.63%, 10/31/26 - 7/1/40)	18,096	18,000
Credit AG CIB Paris at 0.8%, dated:
3/27/20 due 4/3/20 (Collateralized by Corporate Obligations valued at $5,251,113, 2.91% - 5.10%, 10/2/23 - 10/16/44)	5,001	5,000
3/31/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $9,450,403, 5.10% - 7.88%, 5/22/22 - 10/16/44)	9,001	9,000
4/1/20 due 4/7/20(g)	9,001	9,000
Credit Suisse Securities (U.S.A.) LLC at 1.66%, dated 3/2/20 due 6/4/20 (Collateralized by Corporate Obligations valued at $15,771,787, 0.08% - 5.03%, 4/20/31 - 1/17/73)	15,104	15,026
HSBC Securities, Inc. at 0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $25,139,706, 2.00% - 6.75%, 2/16/22 - 9/30/2110)	24,000	24,000
ING Financial Markets LLC at:
0.25%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $4,200,607, 1.63% - 5.00%, 6/9/21 - 7/29/49)	4,000	4,000
0.3%, dated 3/31/20 due 4/1/20
(Collateralized by Equity Securities valued at $4,320,071)	4,000	4,000
(Collateralized by Equity Securities valued at $6,480,071)	6,000	6,000
1.32%, dated 3/5/20 due 5/4/20 (Collateralized by Equity Securities valued at $18,378,184)	17,037	17,000
J.P. Morgan Securities, LLC at 0.34%, dated 3/12/20 due 4/7/20 (Collateralized by Equity Securities valued at $64,822,410)(b)(c)(f)	60,015	60,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $14,040,149)	13,000	13,000
0.63%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $1,050,019, 0.88% - 6.38%, 2/15/22 - 3/1/25)	1,000	1,000
Mizuho Securities U.S.A., Inc. at:
0.53%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $7,140,105, 3.00%, 3/1/50)	7,000	7,000
0.58%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $2,040,033, 3.00%, 3/1/50)
(Collateralized by U.S. Government Obligations valued at $2,040,033, 3.00%, 3/1/50)	2,000	2,000
(Collateralized by Equity Securities valued at $37,800,642)	35,001	35,000
1.08%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $14,310,103, 2.35% - 3.00%, 2/25/30 - 3/1/50)	14,000	14,000
2.08%, dated 2/25/20 due 4/27/20 (Collateralized by Municipal Bond Obligations valued at $9,469,657, 3.51%, 9/1/46)	9,032	9,000
Morgan Stanley & Co., Inc. at 2.08%, dated 2/5/20 due 5/5/20 (Collateralized by Mortgage Loan Obligations valued at $3,173,374, 1.68% - 5.90%, 6/15/23 - 5/15/36)	3,016	3,004
Societe Generale at:
0.45%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $25,033,858, 1.00% - 6.15%, 3/9/21 - 12/15/60)	24,000	24,000
0.5%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $32,508,824, 0.68% - 9.75%, 11/16/20 - 9/10/58)	31,000	31,000
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $27,735,573, 0.98% - 10.50%, 6/1/21 - 3/24/51)	26,000	26,000
0.6%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $14,040,411, 4.25% - 9.00%, 10/1/20 - 10/27/27)	13,002	13,000
0.65%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $4,260,002, 0.98% - 9.00%, 11/15/21 - 2/25/50)	4,001	4,000
Wells Fargo Securities, LLC at:
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $22,440,541, 0.23%, 8/21/20)	22,000	22,000
0.75%, dated 3/31/20 due 4/1/20
(Collateralized by Corporate Obligations valued at $47,521,520, 0.25% - 5.00%, 6/15/21 - 11/15/29)	44,001	44,000
(Collateralized by Corporate Obligations valued at $14,040,293, 1.49% - 6.90%, 1/2/24 - 4/7/52)	13,000	13,000
(Collateralized by Corporate Obligations valued at $14,040,477, 3.45% - 11.00%, 3/15/21 - 9/15/25)	13,000	13,000
0.8%, dated 3/30/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $23,762,051, 0.25% - 4.88%, 7/1/20 - 2/1/26)	22,003	22,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $789,000)		789,020
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,497,471)		5,495,390
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,419)
NET ASSETS - 100%		$5,485,971

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,987,000 or 0.2% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,000,000 or 0.5% of net assets.

 (f) The maturity amount is based on the rate at period end.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 0.93%, 4/7/20	3/2/20	$27,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$763,173,000 due 4/01/20 at 0.01%
Sumitomo Mitsu Banking Corp. NY	$745,735
Wells Fargo Securities LLC	17,438
$763,173
$683,664,000 due 4/01/20 at 0.02%
BNP Paribas, S.A.	$57,402
Bank Of America, N.A.	33,597
Bank of Nova Scotia	4,074
BofA Securities, Inc.	17,699
Citibank NA	14,304
Citigroup Global Markets, Inc.	17,035
HSBC Securities (USA), Inc.	48,190
ING Financial Markets LLC	3,052
JP Morgan Securities LLC	130,227
Mitsubishi UFJ Securities Hldgs Ltd	29,669
Mitsubishi UFJ Securities (USA), Inc.	3,633
Mizuho Securities USA, Inc.	10,653
Nomura Securities International, Inc.	83,680
Societe Generale (PARIS)	27,798
Sumitomo Mitsu Banking Corp. NY	47,540
Sumitomo Mitsui Banking Corp.	103,362
Wells Fargo Securities LLC	51,749
$683,664

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $2,348,857) — See accompanying schedule: Unaffiliated issuers (cost $5,497,471)		$5,495,390
Interest receivable		1,921
Prepaid expenses		6
Receivable from investment adviser for expense reductions		253
Other receivables		435
Total assets		5,498,005
Liabilities
Payable for investments purchased	$9,000
Distributions payable	1,430
Accrued management fee	874
Distribution and service plan fees payable	4
Other affiliated payables	250
Other payables and accrued expenses	476
Total liabilities		12,034
Net Assets		$5,485,971
Net Assets consist of:
Paid in capital		$5,488,049
Total accumulated earnings (loss)		(2,078)
Net Assets		$5,485,971
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($349,731.066 ÷ 349,673.499 shares)		$1.0002
Class II:
Net Asset Value, offering price and redemption price per share ($13,235.263 ÷ 13,234.132 shares)		$1.0001
Class III:
Net Asset Value, offering price and redemption price per share ($5,861.673 ÷ 5,861.037 shares)		$1.0001
Class IV:
Net Asset Value, offering price and redemption price per share ($20.817 ÷ 20.798 shares)		$1.0009
Select Class:
Net Asset Value, offering price and redemption price per share ($12,833.166 ÷ 12,830.084 shares)		$1.0002
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,104,289.053 ÷ 5,103,886.165 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest		$196,342
Expenses
Management fee	$12,803
Transfer agent fees	2,908
Distribution and service plan fees	58
Accounting fees and expenses	753
Custodian fees and expenses	121
Independent trustees' fees and expenses	36
Registration fees	99
Audit	48
Legal	11
Interest	1
Miscellaneous	40
Total expenses before reductions	16,878
Expense reductions	(3,786)
Total expenses after reductions		13,092
Net investment income (loss)		183,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		614
Total net realized gain (loss)		614
Change in net unrealized appreciation (depreciation) on investment securities		(3,006)
Net increase in net assets resulting from operations		$180,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,250	$229,631
Net realized gain (loss)	614	200
Change in net unrealized appreciation (depreciation)	(3,006)	1,399
Net increase in net assets resulting from operations	180,858	231,230
Distributions to shareholders	(183,008)	(229,870)
Share transactions - net increase (decrease)	(3,409,548)	(2,804,232)
Total increase (decrease) in net assets	(3,411,698)	(2,802,872)
Net Assets
Beginning of period	8,897,669	11,700,541
End of period	$5,485,971	$8,897,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

Years ended March 31,	2020	2019	2018	2017A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0003	$1.0005	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0195	.0215	.0122	.0056	.002
Net realized and unrealized gain (loss)	(.0002)	.0001	(.0002)	.0007	–B
Total from investment operations	.0193	.0216	.0120	.0063	.002
Distributions from net investment income	(.0195)	(.0215)	(.0122)	(.0056)	(.002)
Distributions from net realized gain	–	–	–	(.0002)	–
Total distributions	(.0195)	(.0215)	(.0122)	(.0058)	(.002)
Net asset value, end of period	$1.0002	$1.0004	$1.0003	$1.0005	$1.00
Total ReturnC	1.95%	2.19%	1.21%	.64%	.17%
Ratios to Average Net AssetsD
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.97%	2.14%	1.24%	.45%	.18%
Supplemental Data
Net assets, end of period (in millions)	$350	$623	$714	$866	$9,638

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

Years ended March 31,	2020	2019	2018	2017A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0180	.0200	.0107	.0041	.001
Net realized and unrealized gain (loss)	(.0002)	.0001	(.0002)	.0008	–B
Total from investment operations	.0178	.0201	.0105	.0049	.001
Distributions from net investment income	(.0180)	(.0200)	(.0107)	(.0041)	(.001)
Distributions from net realized gain	–	–	–	(.0004)	–
Total distributions	(.0180)	(.0200)	(.0107)	(.0045)	(.001)
Net asset value, end of period	$1.0001	$1.0003	$1.0002	$1.0004	$1.00
Total ReturnC	1.79%	2.03%	1.06%	.49%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.28%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.28%
Net investment income (loss)	1.82%	1.99%	1.09%	.30%	.09%
Supplemental Data
Net assets, end of period (in millions)	$13	$10	$39	$28	$245

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

Years ended March 31,	2020	2019	2018	2017A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0003	$1.0004	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0170	.0190	.0097	.0031	–B
Net realized and unrealized gain (loss)	(.0003)	.0001	(.0001)	.0006	–B
Total from investment operations	.0167	.0191	.0096	.0037	–B
Distributions from net investment income	(.0170)	(.0190)	(.0097)	(.0031)	–B
Distributions from net realized gain	–	–	–	(.0002)	–
Total distributions	(.0170)	(.0190)	(.0097)	(.0033)	–B
Net asset value, end of period	$1.0001	$1.0004	$1.0003	$1.0004	$1.00
Total ReturnC	1.68%	1.93%	.97%	.37%	.04%
Ratios to Average Net AssetsD
Expenses before reductions	.46%	.46%	.46%	.45%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.31%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.31%
Net investment income (loss)	1.72%	1.89%	.99%	.20%	.06%
Supplemental Data
Net assets, end of period (in millions)	$6	$13	$8	$8	$894

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

Years ended March 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0012	$1.0010	$1.0012	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0146	.0166	.0071	.0009	–B
Net realized and unrealized gain (loss)	(.0004)	.0002	(.0002)	.0012	–B
Total from investment operations	.0142	.0168	.0069	.0021	–B
Distributions from net investment income	(.0145)	(.0166)	(.0071)	(.0009)	–B
Total distributions	(.0145)	(.0166)	(.0071)	(.0009)	–B
Net asset value, end of period	$1.0009	$1.0012	$1.0010	$1.0012	$1.00
Total ReturnC	1.43%	1.68%	.71%	.21%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%	.71%	.71%	.70%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.68%	.58%	.33%
Expenses net of all reductions	.68%	.68%	.68%	.58%	.33%
Net investment income (loss)	1.47%	1.64%	.74%	.05%	.03%
Supplemental Data
Net assets, end of period (in millions)	$–E	$–E	$–E	$–E	$184

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0005	$1.0004	$1.0006	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0190	.0210	.0117	.0051	.001
Net realized and unrealized gain (loss)	(.0003)	.0001	(.0002)	.0007	–B
Total from investment operations	.0187	.0211	.0115	.0058	.001
Distributions from net investment income	(.0190)	(.0210)	(.0117)	(.0051)	(.001)
Distributions from net realized gain	–	–	–	–B	–
Total distributions	(.0190)	(.0210)	(.0117)	(.0052)C	(.001)
Net asset value, end of period	$1.0002	$1.0005	$1.0004	$1.0006	$1.00
Total ReturnD	1.89%	2.13%	1.16%	.58%	.12%
Ratios to Average Net AssetsE
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.23%
Net investment income (loss)	1.92%	2.09%	1.19%	.40%	.13%
Supplemental Data
Net assets, end of period (in millions)	$13	$13	$31	$28	$771

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0199	.0219	.0126	.0060	.002
Net realized and unrealized gain (loss)	(.0002)	.0001	(.0002)	.0006	–B
Total from investment operations	.0197	.0220	.0124	.0066	.002
Distributions from net investment income	(.0199)	(.0219)	(.0126)	(.0060)	(.002)
Distributions from net realized gain	–	–	–	(.0002)	–
Total distributions	(.0199)	(.0219)	(.0126)	(.0062)	(.002)
Net asset value, end of period	$1.0001	$1.0003	$1.0002	$1.0004	$1.00
Total ReturnC	1.98%	2.24%	1.25%	.66%	.21%
Ratios to Average Net AssetsD
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.01%	2.18%	1.28%	.49%	.22%
Supplemental Data
Net assets, end of period (in millions)	$5,104	$8,238	$10,909	$9,346	$46,487

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	57.3
8 - 30	13.9
31 - 60	17.8
61 - 90	7.3
91 - 180	3.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Interfund Loans	0.1%
Certificates of Deposit	29.8%
Commercial Paper	24.4%
U.S. Treasury Debt	2.2%
Non-Negotiable Time Deposit	15.0%
Other Instruments	0.4%
Repurchase Agreements	29.6%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/20
Class I	0.70%
Class II	0.55%
Class III	0.45%
Select Class	0.65%
Institutional Class	0.74%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Prime Reserves Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Certificate of Deposit - 29.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
Wells Fargo Bank NA
7/27/20	1.06 (b)(c)%	$22,000	$21,987
London Branch, Eurodollar, Foreign Banks - 16.4%
Bank of Montreal London Branch
7/20/20	1.54	16,000	16,006
Credit Agricole SA London Branch
5/4/20 to 7/3/20	1.48 to 1.79	78,000	78,027
DZ Bank AG London Branch
4/6/20 to 6/22/20	1.66 to 1.91	437,000	436,441
KBC Bank NV London
4/21/20 to 6/29/20	1.61 to 1.76	314,000	313,446
Mitsubishi UFJ Trust & Banking Corp.
5/20/20	1.69	13,000	12,974
Mizuho Bank Ltd. London Branch
5/5/20 to 6/2/20	1.62 to 1.73	97,000	96,834
Rabobank Nederland London Branch
6/19/20 to 6/22/20	1.66	62,000	61,801
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/7/20 to 5/29/20	1.74 to 1.82	121,000	120,733
			1,136,262
New York Branch, Yankee Dollar, Foreign Banks - 13.1%
Bank of Montreal
4/17/20 to 11/17/20	0.99 to 1.77 (b)(c)	168,000	167,704
Bank of Nova Scotia
8/20/20	1.78 (b)(c)	60,000	59,883
Mitsubishi UFJ Trust & Banking Corp.
5/13/20 to 6/19/20	0.66 to 1.10 (b)(c)	91,000	90,985
Mizuho Corporate Bank Ltd.
5/13/20 to 6/10/20	0.92 to 0.96 (b)(c)	82,000	82,038
Royal Bank of Canada
8/27/20 to 9/10/20	0.98 to 1.72 (b)(c)	141,000	140,668
Sumitomo Mitsui Banking Corp.
5/8/20 to 6/10/20	0.74 to 1.47 (b)(c)	221,200	221,231
Sumitomo Mitsui Trust Bank Ltd.
5/11/20 to 5/22/20	0.85 to 1.04 (b)(c)	82,000	82,016
Svenska Handelsbanken, Inc.
8/11/20	0.77 (b)(c)	59,600	59,536
			904,061
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,062,548)			2,062,310

Financial Company Commercial Paper - 22.4%
Bank of Nova Scotia
7/24/20 to 11/13/20	1.05 to 1.73 (b)(c)	91,000	90,981
BNP Paribas Fortis
4/3/20	0.50	5,000	5,000
BNP Paribas New York Branch
4/1/20 to 4/3/20	0.04 to 0.50	40,000	40,000
BPCE SA
6/24/20	1.61	22,000	21,946
Canadian Imperial Bank of Commerce
4/6/20 to 9/10/20	0.40 to 1.09 (b)	132,000	131,544
Citigroup Global Markets, Inc.
8/3/20 to 8/5/20	0.86	50,000	49,740
Federation des caisses Desjardin
4/1/20 to 8/28/20	0.07 to 1.61	37,000	36,839
Landesbank Baden-Wurttemberg
4/1/20	0.05	111,000	111,000
Mitsubishi UFJ Trust & Banking Corp.
5/11/20 to 5/18/20	1.69 to 1.71	34,000	33,949
National Australia Bank Ltd.
4/1/20	2.05	21,000	20,999
National Bank of Canada
5/8/20 to 8/3/20	1.60 to 1.90 (b)	94,000	93,913
Ontario Teachers' Finance Trust
5/1/20	1.99 (d)	12,000	11,988
Rabobank Nederland New York Branch
4/1/20	0.05	27,000	27,000
Royal Bank of Canada
4/15/20 to 9/4/20	0.88 to 1.76 (b)	191,000	190,564
Societe Generale
4/3/20 to 4/7/20	0.24 to 0.49	229,000	228,996
Sumitomo Mitsui Trust Bank Ltd.
4/2/20 to 5/5/20	1.64 to 1.90	76,000	75,955
Svenska Handelsbanken AB
9/4/20	0.92	61,000	60,658
The Toronto-Dominion Bank
8/18/20 to 11/10/20	0.94 to 1.93 (b)(c)	287,000	286,252
Toyota Motor Credit Corp.
7/2/20	1.96 (b)(c)	11,000	10,979
UBS AG London Branch
4/23/20	2.02	22,000	21,984
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,551,727)			1,550,287

Asset Backed Commercial Paper - 0.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
4/1/20	0.07	5,000	5,000
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/3/20	2.00	5,000	5,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/1/20	0.15	29,511	29,511
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $39,510)			39,511

Non-Financial Company Commercial Paper - 1.4%
American Electric Power Co., Inc.
4/1/20 to 4/9/20	1.75 to 1.76	29,650	29,642
Dominion Energy, Inc.
4/2/20 to 4/8/20	1.40 to 1.76	43,300	43,282
Duke Energy Corp.
4/8/20	1.75	3,000	2,998
Sempra Global
4/2/20	1.86	4,000	3,999
4/3/20	1.86	3,000	2,999
4/7/20	1.86	3,000	2,998
4/9/20	1.78	3,000	2,998
TransCanada PipeLines Ltd.
4/2/20 to 4/13/20	1.75 to 1.81	11,000	10,995
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $99,932)			99,911

U.S. Treasury Debt - 2.2%
U.S. Treasury Obligations - 2.2%
U.S. Treasury Notes
10/31/21
(Cost $155,089)	0.39 (b)(c)	155,000	155,435

Other Instrument - 0.4%
Master Notes - 0.4%
Toyota Motor Credit Corp.
4/7/20
(Cost $29,000)	0.93 (b)(c)(e)	29,000	29,000

Non-Negotiable Time Deposit - 15.0%
Time Deposits - 15.0%
Abn Amro Bank NV(TD)
4/1/20	0.08	50,000	50,000
Australia & New Zealand Banking Group Ltd.
4/1/20	0.05	56,000	56,000
Bank of Nova Scotia
4/1/20	0.08	204,000	204,000
Barclays Bank PLC
4/1/20	0.25	355,000	355,000
Credit Agricole CIB
4/1/20	0.06	93,000	93,000
Credit Industriel et Commercial
4/1/20	0.04	20,000	20,000
Credit Suisse AG
4/1/20	0.10	109,000	109,000
Landesbank Hessen-Thuringen London Branch
4/3/20	0.50	53,000	53,000
Mizuho Bank Ltd.
4/1/20	0.03	95,000	95,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,035,000)			1,035,000

Interfund Loans - 0.1%
With:
Fidelity Total Market Index Fund, at .29% due 4/1/2020(f)
(Cost $8,923)		8,923	8,923

U.S. Government Agency Repurchase Agreement - 4.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.02% dated 3/31/20 due 4/1/20 (Collateralized by (U.S. Government Obligations)) #	$298,525	$298,525
With Deutsche Bank AG, New York at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $9,180,006, 3.00%, 10/1/49)	9,000	9,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $307,525)		307,525

U.S. Treasury Repurchase Agreement - 13.1%
With:
BNP Paribas, SA at 1.61%, dated 2/18/20 due 4/7/20 (Collateralized by U.S. Treasury Obligations valued at $35,772,943, 0.14% - 5.50%, 4/30/21 - 8/15/45)	35,141	35,000
Credit Agricole CIB at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $22,508,214, 1.38% - 1.63%, 9/15/20 - 2/15/26)	22,000	22,000
HSBC Securities, Inc. at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $14,410,216, 2.00%, 11/15/26)	14,000	14,000
ING Financial Markets LLC at 0.01%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $27,572,563, 1.38%, 6/30/23)	27,000	27,000
MUFG Securities EMEA PLC at 0.01%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Treasury Obligations valued at $23,533,277, 1.50% - 2.25%, 9/30/21 - 8/15/46)	23,000	23,000
(Collateralized by U.S. Treasury Obligations valued at $12,280,424, 2.00% - 2.25%, 5/31/24 - 8/15/46)	12,000	12,000
SMBC Nikko Securities America, Inc. at 0.02%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Treasury Obligations valued at $788,281,879, 1.13% - 2.25%, 4/30/21 - 2/15/26)	770,000	770,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $903,000)		903,000

Other Repurchase Agreement - 12.1%
Other Repurchase Agreement - 12.1%
With:
BMO Capital Markets Corp. at:
0.41%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $107,282,608)	100,001	100,000
0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $75,467,247, 2.98% - 10.75%, 4/15/20 - 7/15/46)	70,001	70,000
BNP Paribas at 0.33%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $31,497,969, 0.52% - 5.13%, 10/14/21 - 7/20/45)	30,000	30,000
BofA Securities, Inc. at 0.58%, dated 3/31/20 due 4/1/20 (Collateralized by Mortgage Loan Obligations valued at $14,950,241, 4.40% - 6.00%, 2/27/37 - 5/27/37)	13,000	13,000
Citigroup Global Markets, Inc. at:
1.01%, dated 10/18/19 due 4/15/20 (Collateralized by Corporate Obligations valued at $12,965,111, 1.44% - 5.27%, 7/5/33 - 4/26/50)(b)(c)(g)	12,061	12,000
1.21%, dated 11/12/19 due 5/5/20 (Collateralized by Corporate Obligations valued at $20,675,600, 3.63% - 5.19%, 11/30/32 - 12/23/34)(b)(c)(g)	19,112	19,000
1.81%, dated 3/4/20 due 5/5/20 (Collateralized by Corporate Obligations valued at $13,664,778, 0.23% - 6.00%, 10/20/28 - 12/16/72)(b)(c)(g)	13,029	12,989
2.07%, dated 2/24/20 due 5/27/20 (Collateralized by Municipal Bond Obligations valued at $20,561,254, 0.00% - 2.25%, 7/1/20 - 7/1/36)	19,102	19,000
Credit AG CIB Paris at 0.8%, dated:
3/31/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $11,550,712, 3.05% - 7.88%, 5/22/22 - 9/1/22)	11,001	11,000
4/1/20 due 4/7/20(h)	11,001	11,000
Credit Suisse Securities (U.S.A.) LLC at 1.66%, dated 3/2/20 due 6/4/20 (Collateralized by Mortgage Loan Obligations valued at $16,823,240, 1.47% - 4.70%, 11/15/22 - 10/15/77)	16,111	16,027
Deutsche Bank AG at 0.58%, dated 3/31/20 due 4/1/20 (Collateralized by Municipal Bond Obligations valued at $19,950,322, 4.00%, 11/1/45)	19,000	19,000
HSBC Securities, Inc. at 0.43%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $31,252,769, 1.63% - 4.75%, 5/12/20 - 8/15/47)	30,000	30,000
ING Financial Markets LLC at:
0.25%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $5,250,193, 2.75% - 4.45%, 10/1/20 - 7/29/49)	5,000	5,000
0.3%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $5,400,055)	5,000	5,000
1.32%, dated 3/5/20 due 5/4/20 (Collateralized by Equity Securities valued at $20,540,315)	19,042	19,000
J.P. Morgan Securities, LLC at 0.34%, dated 3/12/20 due 4/7/20 (Collateralized by Equity Securities valued at $70,224,278)(b)(c)(g)	65,016	65,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 3/31/20 due 4/1/20 (Collateralized by Equity Securities valued at $17,280,188)	16,000	16,000
0.63%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $1,050,019, 0.00% - 6.38%, 8/15/23 - 3/1/25)	1,000	1,000
Mizuho Securities U.S.A., Inc. at:
0.53%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $8,160,120, 3.00%, 3/1/50)	8,000	8,000
0.58%, dated 3/31/20 due 4/1/20
(Collateralized by U.S. Government Obligations valued at $3,060,050, 3.00%, 3/1/50)	3,000	3,000
(Collateralized by Equity Securities valued at $46,440,790)	43,001	43,000
1.08%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations valued at $17,340,521, 2.50% - 3.00%, 11/1/49 - 12/1/49)	17,001	17,000
2.08%, dated 2/25/20 due 4/27/20 (Collateralized by Municipal Bond Obligations valued at $10,521,841, 4.62%, 9/1/46)	10,036	10,000
Morgan Stanley & Co., Inc. at 2.08%, dated 2/5/20 due 5/5/20 (Collateralized by Mortgage Loan Obligations valued at $3,250,508, 1.47% - 5.78%, 9/15/32 - 12/17/46)	3,016	3,004
RBS Securities, Inc. at 0.35%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $17,850,908, 1.95% - 5.46%, 10/19/20 - 2/11/31)	17,000	17,000
Societe Generale at:
0.45%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $31,500,395, 0.68% - 3.88%, 11/4/20 - 8/15/29)	30,000	30,000
0.5%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $40,714,458, 0.00% - 10.50%, 2/15/21 - 6/20/49)	38,001	38,000
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Corporate Obligations valued at $34,140,573, 0.98% - 10.50%, 8/15/21 - 7/17/47)	32,000	32,000
0.6%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $17,280,288, 4.88% - 8.88%, 6/1/21 - 2/15/30)	16,002	16,000
0.65%, dated 3/31/20 due 4/7/20 (Collateralized by Corporate Obligations valued at $5,286,718, 4.63% - 8.15%, 7/17/28 - 3/24/51)	5,001	5,000
Wells Fargo Securities, LLC at:
0.55%, dated 3/31/20 due 4/1/20 (Collateralized by Commercial Paper valued at $27,810,425, 0.00%, 5/4/20 - 6/15/20)	27,000	27,000
0.75%, dated 3/31/20 due 4/1/20
(Collateralized by Corporate Obligations valued at $58,321,216, 0.00% - 2.25%, 7/15/20 - 8/15/28)	54,001	54,000
(Collateralized by Corporate Obligations valued at $17,280,360, 3.70% - 10.08%, 4/20/26 - 4/25/56)	16,000	16,000
(Collateralized by Corporate Obligations valued at $17,280,903, 0.00% - 7.75%, 9/15/21 - 2/28/57)	16,000	16,000
0.8%, dated 3/30/20 due 4/6/20 (Collateralized by Corporate Obligations valued at $29,161,296, 2.25%, 7/1/23)	27,004	27,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $836,000)		836,020
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $7,028,254)		7,026,922
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(105,427)
NET ASSETS - 100%		$6,921,495

Security Type Abbreviations

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,988,000 or 0.2% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,000,000 or 0.4% of net assets.

 (f) Loan is with an affiliated fund.

 (g) The maturity amount is based on the rate at period end.

 (h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Toyota Motor Credit Corp. 0.93%, 4/7/20	3/2/20	$29,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$298,525,000 due 4/01/20 at 0.02%
BNP Paribas, S.A.	$3,777
Bank Of America, N.A.	41,073
Citibank NA	10,018
JP Morgan Securities LLC	95,460
Mizuho Securities USA, Inc.	13,023
Nomura Securities International, Inc.	44,919
Societe Generale (PARIS)	23,064
Sumitomo Mitsui Banking Corp.	20,608
Wells Fargo Securities LLC	46,583
$298,525

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $2,046,545) — See accompanying schedule: Unaffiliated issuers (cost $7,019,331)	$7,017,999
Affiliated issuers (cost $8,923)	8,923
Total Investment in Securities (cost $7,028,254)		$7,026,922
Cash		1
Receivable for fund shares sold		53,052
Interest receivable		2,597
Prepaid expenses		5
Receivable from investment adviser for expense reductions		101
Total assets		7,082,678
Liabilities
Payable for investments purchased	$11,000
Payable for fund shares redeemed	147,187
Distributions payable	1,098
Accrued management fee	1,017
Distribution and service plan fees payable	3
Other affiliated payables	376
Other payables and accrued expenses	502
Total liabilities		161,183
Net Assets		$6,921,495
Net Assets consist of:
Paid in capital		$6,922,793
Total accumulated earnings (loss)		(1,298)
Net Assets		$6,921,495
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($3,405,683.705 ÷ 3,405,408.077 shares)		$1.0001
Class II:
Net Asset Value, offering price and redemption price per share ($15,907.527 ÷ 15,905.935 shares)		$1.0001
Class III:
Net Asset Value, offering price and redemption price per share ($2,011.345 ÷ 2,011.206 shares)		$1.0001
Select Class:
Net Asset Value, offering price and redemption price per share ($12,023.622 ÷ 12,022.496 shares)		$1.0001
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,485,868.569 ÷ 3,485,470.191 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest (including $286 from affiliated interfund lending)		$181,277
Expenses
Management fee	$11,977
Transfer agent fees	3,732
Distribution and service plan fees	28
Accounting fees and expenses	706
Custodian fees and expenses	130
Independent trustees' fees and expenses	32
Registration fees	721
Audit	48
Legal	8
Interest	272
Miscellaneous	26
Total expenses before reductions	17,680
Expense reductions	(3,828)
Total expenses after reductions		13,852
Net investment income (loss)		167,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19
Total net realized gain (loss)		19
Change in net unrealized appreciation (depreciation) on investment securities		(1,889)
Net increase in net assets resulting from operations		$165,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,425	$131,671
Net realized gain (loss)	19	29
Change in net unrealized appreciation (depreciation)	(1,889)	828
Net increase in net assets resulting from operations	165,555	132,528
Distributions to shareholders	(167,275)	(131,823)
Share transactions - net increase (decrease)	(537,183)	3,171,734
Total increase (decrease) in net assets	(538,903)	3,172,439
Net Assets
Beginning of period	7,460,398	4,287,959
End of period	$6,921,495	$7,460,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

Years ended March 31,	2020	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0196	.0217	.0123	.0047
Net realized and unrealized gain (loss)	(.0002)	.0002	(.0001)	.0002
Total from investment operations	.0194	.0219	.0122	.0049
Distributions from net investment income	(.0196)	(.0217)	(.0123)	(.0047)
Total distributions	(.0196)	(.0217)	(.0123)	(.0047)
Net asset value, end of period	$1.0001	$1.0003	$1.0001	$1.0002
Total ReturnC,D	1.96%	2.21%	1.23%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.22%	.22%	.22%	.25%F
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%F
Expenses net of all reductions	.18%	.18%	.18%	.18%F
Net investment income (loss)	1.94%	2.20%	1.29%	.68%F
Supplemental Data
Net assets, end of period (in millions)	$3,406	$3,297	$1,852	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

Years ended March 31,	2020	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0181	.0202	.0108	.0034
Net realized and unrealized gain (loss)	(.0002)	.0002	(.0001)	.0002
Total from investment operations	.0179	.0204	.0107	.0036
Distributions from net investment income	(.0181)	(.0202)	(.0108)	(.0034)
Total distributions	(.0181)	(.0202)	(.0108)	(.0034)
Net asset value, end of period	$1.0001	$1.0003	$1.0001	$1.0002
Total ReturnC,D	1.81%	2.06%	1.08%	.36%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.38%	.37%	.56%F
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%F
Expenses net of all reductions	.33%	.33%	.33%	.33%F
Net investment income (loss)	1.79%	2.05%	1.14%	.53%F
Supplemental Data
Net assets, end of period (in millions)	$16	$16	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

Years ended March 31,	2020	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0000	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0171	.0192	.0098	.0026
Net realized and unrealized gain (loss)	(.0002)	.0003	(.0002)	.0002
Total from investment operations	.0169	.0195	.0096	.0028
Distributions from net investment income	(.0171)	(.0192)	(.0098)	(.0026)
Total distributions	(.0171)	(.0192)	(.0098)	(.0026)
Net asset value, end of period	$1.0001	$1.0003	$1.0000	$1.0002
Total ReturnC,D	1.70%	1.97%	.97%	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.47%	.47%	.47%	.66%F
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%F
Expenses net of all reductions	.43%	.43%	.43%	.43%F
Net investment income (loss)	1.69%	1.95%	1.03%	.43%F
Supplemental Data
Net assets, end of period (in millions)	$2	$4	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0191	.0212	.0118	.0043
Net realized and unrealized gain (loss)	(.0002)	.0002	(.0001)	.0002
Total from investment operations	.0189	.0214	.0117	.0045
Distributions from net investment income	(.0191)	(.0212)	(.0118)	(.0043)
Total distributions	(.0191)	(.0212)	(.0118)	(.0043)
Net asset value, end of period	$1.0001	$1.0003	$1.0001	$1.0002
Total ReturnC,D	1.91%	2.16%	1.18%	.45%
Ratios to Average Net AssetsE
Expenses before reductions	.27%	.27%	.27%	.45%F
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%F
Expenses net of all reductions	.23%	.23%	.23%	.23%F
Net investment income (loss)	1.89%	2.15%	1.24%	.63%F
Supplemental Data
Net assets, end of period (in millions)	$12	$3	$5	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

Years ended March 31,	2020	2019	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0200	.0221	.0127	.0050
Net realized and unrealized gain (loss)	(.0002)	.0002	(.0001)	.0002
Total from investment operations	.0198	.0223	.0126	.0052
Distributions from net investment income	(.0200)	(.0221)	(.0127)	(.0050)
Total distributions	(.0200)	(.0221)	(.0127)	(.0050)
Net asset value, end of period	$1.0001	$1.0003	$1.0001	$1.0002
Total ReturnC,D	2.00%	2.25%	1.27%	.52%
Ratios to Average Net AssetsE
Expenses before reductions	.19%	.19%	.19%	.24%F
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%F
Expenses net of all reductions	.14%	.14%	.14%	.14%F
Net investment income (loss)	1.98%	2.24%	1.33%	.72%F
Supplemental Data
Net assets, end of period (in millions)	$3,486	$4,140	$2,429	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2020

Days	% of fund's investments 3/31/20
1 - 7	78.4
8 - 30	1.5
31 - 60	2.8
61 - 90	5.9
91 - 180	8.5
> 180	2.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Variable Rate Demand Notes (VRDNs)	22.6%
Tender Option Bond	49.9%
Other Municipal Security	19.5%
Investment Companies	5.8%
Net Other Assets (Liabilities)	2.2%

Current 7-Day Yields

3/31/20
Class I	3.59%
Class II	3.44%
Class III	3.34%
Select Class	3.54%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2020, the most recent period shown in the table, would have been 3.56% for Class I, 3.42% for Class II, 3.32% for Class III, and 3.51% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments March 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 22.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.9% 4/1/20, VRDN (a)	$13,680	$13,680
Series 2014 B, 0.9% 4/1/20, VRDN (a)	39,110	39,110
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.9% 4/1/20, VRDN (a)	3,400	3,400
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 5.5% 4/7/20, LOC Bayerische Landesbank, VRDN (a)	14,000	14,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 4.9% 4/7/20, VRDN (a)	12,350	12,350
Series 2009, 0.9% 4/1/20, VRDN (a)	33,685	33,685
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.86% 4/1/20, VRDN (a)	4,500	4,500
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.85% 4/1/20, VRDN (a)	1,100	1,100
		121,825
Alaska - 2.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 4.35% 4/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	39,200	39,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.9% 4/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	53,400	53,400
Series 1994 C, 6% 4/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	32,300	32,300
Series 2002, 4.35% 4/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	8,200	8,200
		133,100
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 4.5% 4/7/20, LOC Mizuho Corporate Bank Ltd., VRDN (a)	37,200	37,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 5.05% 4/7/20, VRDN (a)	11,200	11,200
Maricopa County Rev. (Banner Health Sys. Proj.) 4.97% 4/7/20, VRDN (a)	48,000	48,000
		96,400
California - 0.3%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 5.25% 4/7/20, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,700	8,700
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2018 C, 5.5% 4/7/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,305	10,305
		19,005
Colorado - 0.4%
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B2, 5.1% 4/7/20, VRDN (a)	3,940	3,940
Series 2019 A, 5.1% 4/7/20, VRDN (a)	20,755	20,755
		24,695
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 5.2% 4/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	84,255	84,255
Connecticut Health & Edl. Facilities Auth. Rev. Series 2007 D, 5.27% 4/7/20, LOC Bank of America NA, VRDN (a)	3,255	3,255
		87,510
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 5.36% 4/7/20, VRDN (a)	9,400	9,400
Series 1999 A, 4.35% 4/7/20, VRDN (a)	1,900	1,900
		11,300
District Of Columbia - 0.1%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 4.94% 4/7/20, LOC Bank of America NA, VRDN (a)	2,635	2,635
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 5.2% 4/7/20, LOC Freddie Mac, VRDN (a)	2,855	2,855
		5,490
Florida - 0.5%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 1.55% 4/1/20, VRDN (a)	20,000	20,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.2% 4/1/20, VRDN (a)	9,000	9,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.75% 4/7/20, LOC Northern Trust Co., VRDN (a)	2,350	2,350
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 4.55% 4/7/20, LOC Fannie Mae, VRDN (a)	3,915	3,915
		35,265
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.1% 4/1/20, VRDN (a)	36,240	36,240
Series 2018, 1.5% 4/1/20, VRDN (a)	15,020	15,020
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.02% 4/1/20, VRDN (a)	1,250	1,250
Effingham County Indl. Dev. Auth. Poll Cont. 1.07% 4/1/20, VRDN (a)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1% 4/1/20, VRDN (a)	33,500	33,500
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.02% 4/1/20, VRDN (a)	9,100	9,100
Series 2008, 1.02% 4/1/20, VRDN (a)	21,800	21,800
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 1.55% 4/1/20, VRDN (a)	4,925	4,925
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 5% 4/7/20, LOC JPMorgan Chase Bank, VRDN (a)	15,900	15,900
		139,935
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, 4.5% 4/7/20, LOC PNC Bank NA, VRDN (a)	9,350	9,350
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 5.63% 4/7/20, LOC Mizuho Bank Ltd., VRDN (a)	26,565	26,565
Series 2005, 4.45% 4/7/20, LOC Rabobank Nederland New York Branch, VRDN (a)	22,140	22,140
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 4.85% 4/7/20, VRDN (a)	10,550	10,550
		59,255
Iowa - 0.2%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 5.38% 4/7/20, VRDN (a)	13,800	13,800
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 5.18% 4/7/20, VRDN (a)	6,300	6,300
Series 2007 B, 5.18% 4/7/20, VRDN (a)	10,700	10,700
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 6% 4/7/20, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 6% 4/7/20, VRDN (a)	1,700	1,700
		35,100
Louisiana - 2.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 4.3% 4/7/20, VRDN (a)	15,250	15,250
Series 2007, 0.7% 4/1/20, VRDN (a)	3,825	3,825
Series 2008 A, 0.9% 4/1/20, VRDN (a)	16,700	16,700
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 7.5% 4/7/20, VRDN (a)	21,280	21,280
Series 2010 B1, 7.5% 4/7/20, VRDN (a)	22,100	22,100
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 8% 4/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,600	13,600
Series 2010 B, 8% 4/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,800	13,800
Series 2010, 8% 4/7/20, LOC Mizuho Bank Ltd., VRDN (a)	69,800	69,800
		176,355
Michigan - 0.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 5.29% 4/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,500	3,500
Mississippi - 0.5%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.65% 4/1/20, VRDN (a)	7,965	7,965
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.85% 4/1/20 (Chevron Corp. Guaranteed), VRDN (a)	10,800	10,800
Series 2007 C, 0.65% 4/1/20 (Chevron Corp. Guaranteed), VRDN (a)	7,110	7,110
Series 2011 D, 0.65% 4/1/20, VRDN (a)	8,730	8,730
		34,605
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 4.95% 4/7/20, VRDN (a)	12,765	12,765
New York - 0.6%
New York City Gen. Oblig.:
Series 2006 E2, 0.8% 4/1/20, LOC Bank of America NA, VRDN (a)	2,240	2,240
Series 2008 J6, 0.73% 4/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,850	8,850
Series 2012 G6, 0.7% 4/1/20 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,740	1,740
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB2, 1% 4/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,700	1,700
Series FF, 0.8% 4/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	2,000	2,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1.05% 4/2/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	9,525	9,525
Series 2010 G6, 0.85% 4/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,250	4,250
Series 2019 C4, 0.85% 4/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,890	7,890
		38,195
North Carolina - 0.5%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 4.96% 4/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	20,680	20,671
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 4.86% 4/7/20, LOC Rabobank Nederland New York Branch, VRDN (a)	10,155	10,150
		30,821
Ohio - 0.6%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 4.95% 4/7/20, LOC Northern Trust Co., VRDN (a)	1,795	1,795
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 4.25% 4/7/20, LOC RBS Citizens NA, VRDN (a)	32,930	32,930
Ohio State Univ. Gen. Receipts Series 2001, 4.73% 4/7/20, VRDN (a)	4,900	4,900
		39,625
Pennsylvania - 0.1%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 4.25% 4/7/20, LOC RBS Citizens NA, VRDN (a)	4,100	4,100
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 4.81% 4/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 4.25% 4/7/20, LOC RBS Citizens NA, VRDN (a)	2,645	2,645
		7,250
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 4.91% 4/7/20, LOC Bank of America NA, VRDN (a)	710	710
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 4.9% 4/7/20, LOC Bank of America NA, VRDN (a)	8,630	8,630
		9,340
Texas - 3.4%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 4.95% 4/7/20, VRDN (a)	21,985	21,985
Series 2014 D, 5.15% 4/7/20, VRDN (a)	8,800	8,800
Series 2016 C, 4.95% 4/7/20, VRDN (a)	38,910	38,910
Series 2016 D, 5.15% 4/7/20, VRDN (a)	10,335	10,335
Series 2019 F, 5.15% 4/7/20, VRDN (a)	48,300	48,300
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 7.05% 4/7/20 (Total SA Guaranteed), VRDN (a)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2005, 0.9% 4/1/20 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	7,100	7,100
Series 2010 A, 7.05% 4/7/20 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Series 2012, 7.05% 4/7/20 (Total SA Guaranteed), VRDN (a)	17,000	17,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 7.05% 4/7/20 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 7.05% 4/7/20 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Texas Gen. Oblig.:
Series 2011 A, 5.05% 4/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,665	2,665
Series 2012 B, 5.05% 4/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,000	1,000
Series 2013 B, 5.05% 4/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	52,580	52,580
		220,675
Utah - 0.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.78% 4/7/20, VRDN (a)	54,460	54,460
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5.25% 4/7/20, VRDN (a)	10,255	10,255
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 4.9% 4/7/20, LOC Bank of America NA, VRDN (a)	25,000	25,000
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 5.05% 4/7/20, VRDN (a)	14,300	14,300
Series 1994, 4.65% 4/7/20, VRDN (a)	3,600	3,600
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.65% 4/7/20, VRDN (a)	2,300	2,300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 5.05% 4/7/20, VRDN (a)	3,700	3,700
Series 1992 B, 5.05% 4/7/20, VRDN (a)	4,100	4,100
Series 1994, 4.65% 4/7/20, VRDN (a)	5,800	5,800
		33,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,488,676)		1,488,676

Tender Option Bond - 49.9%
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN:
Series 16 ZM0205, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,960	5,960
Series Floaters ZF 27 70, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,440	6,440
Homewood Participating VRDN Series Floaters G 37, 3.75% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,875	2,875
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 2.92% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,250	11,250
		38,040
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	10,545	10,545
Arizona - 0.9%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,800	4,800
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,705	4,705
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,340	2,340
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 3.29% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,750	4,750
Maricopa County Rev. Participating VRDN:
Series Floaters YX 10 32, 4.86% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	16,850	16,850
Series ZM 06 51, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 4.61% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,000	7,000
Series Solar 17 0026, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,170	3,170
Rowan Univ. Participating VRDN Series 2016 XF 2337, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,220	4,220
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 4.31% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,600	2,600
Series ROC II R 14060, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200	1,200
		59,635
California - 1.5%
California Gen. Oblig. Participating VRDN:
Series Spears DB 80 17, 3.2% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,900	1,900
Series Spears DB 80 18, 3.33% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,100	3,100
Dignity Health Participating VRDN:
Series 17 04, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,590	2,590
Series DBE 80 11, 4.01% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	49,945	49,945
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series MS 3345, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,060	7,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series DB 8028, 3.059% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,200	11,200
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 4.81% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,000	10,000
Univ. of California Revs. Participating VRDN:
Series Spears DB 80 19, 3.2% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,000	10,000
Series Spears DB 80 20, 3.37% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	5,410	5,410
		101,205
Colorado - 3.2%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 3.39% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,100	6,100
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 3.74% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,350	7,350
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,045	6,045
Series XF 08 05, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,750	4,750
Series XF 28 49, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,935	3,935
Series XG 02 51, 4% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	6,450	6,450
Series ZF 08 09, 5.05% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,550	2,550
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,205	5,205
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 4.49% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	21,310	21,310
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	63,320	63,320
Series Floaters XF 25 13, 4.18% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 5.21% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	34,165	34,165
CommonSpirit Health Participating VRDN:
Series Floaters XF 10 01, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,800	3,800
Series Floaters XF 10 03, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,200	9,200
Tender Option Bond Trust Receipts Participating VRDN Series XG 00 68, 3.63% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,705	1,705
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,850	1,850
Participating VRDN:
Series Floaters XM 06 71, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,335	3,335
Series Putters 15 XM0007, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,900	6,900
Series Solar 0065, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,650	4,650
Weld County School District No. 4 Participating VRDN Series RBC G 58, 3.92% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,800	2,800
		210,815
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,410	10,410
Series Floaters 014, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,960	5,960
Series Floaters G3, 3.86% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,800	2,800
Series Floaters G66, 3.91% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000	1,000
Series Floaters XL 00 66, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,510	2,510
Series Floaters YX 10 95, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,925	8,925
Series XM 07 62, 3.64% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,925	9,925
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 04 49, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,040	3,040
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 4.57% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 3.77% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,000	3,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 3.41%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	3,150	3,150
Participating VRDN Series Floaters YX 10 77, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 4.77% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400	1,400
		56,870
District Of Columbia - 1.8%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	19,995	19,995
Series Floaters E 109, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	11,030	11,030
Series Floaters G73, 3.83% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XF 05 47, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,665	4,665
Series Floaters YX 10 39, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,315	13,315
Series MS 4301, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,250	2,250
Series Solar 0035, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	520	520
Series XF 27 59, 4.7% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 37, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	18,900	18,900
Series XF 23 41, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,385	1,385
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.36% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	18,890	18,890
Series XG 02 67, 3.47% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	11,795	11,795
		117,345
Florida - 2.9%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,900	4,900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 3% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	20,150	20,150
Series XG 02 81, 3.13% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	370	370
Series ZF 08 84, 5.05% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,185	1,185
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 4.31% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,300	2,300
Series Solar 042, 3.48% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,100	10,100
Series Solar 2017 37, 3.45% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,920	3,920
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 3.53% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,170	1,170
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 2.75% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,335	10,335
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 5.01% 5/12/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	20,405	20,405
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 4.22% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	770	770
Martin County Health Facilities Participating VRDN Series Floaters XL 01 07, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 4.14% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,660	7,660
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 4.61% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 1.87% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,500	3,500
Series XG 00 99, 2.99% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	64,050	64,050
Series Floaters XM 07 09, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,950	1,950
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XX 11 09, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,890	3,890
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,400	1,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,970	1,970
St. Petersburg Pub. Util. Rev. Bonds Series 00 16, 2.76%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	5,100	5,100
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters XF 25 52, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	10,400	10,400
		187,950
Georgia - 1.3%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,200	3,200
Series Floaters XF 26 49, 4.38% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 3.4% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	995	995
Series XM 07 51, 3.3% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 4.78% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 4.75% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,300	2,300
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 3.92% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,175	3,175
Series XF 08 30, 3.79% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	14,325	14,325
Series XF 28 47, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,610	3,610
Series XG 02 56, 4.12% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	10,140	10,140
Series XG 02 57, 3.22% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,635	1,635
Series XL 01 18, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,985	4,985
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,730	7,730
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 4.04% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	11,855	11,855
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 3.6% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,900	7,900
		83,750
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Bonds Series 2019, 2.64%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	12,385	12,385
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	985	985
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,590	3,590
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,960	7,960
		24,920
Illinois - 4.1%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,315	6,315
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,295	8,295
Series Spears DBE 80 22, 3.56% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	12,325	12,325
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,935	11,935
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,170	11,170
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 3.25% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	873	873
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,400	9,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,100	5,100
Series 15 XM0050, 5.25% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	13,300	13,300
Series 17 XM 0492, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	23,850	23,850
Series Floaters 017, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,820	11,820
Series Floaters XF 25 00, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,580	7,580
Series Floaters XF 25 35, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,400	8,400
Series Floaters XL 00 86, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,360	7,360
Series MS 3332, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	400	400
Series XF 07 11, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,900	9,900
Series XF 23 38, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,975	11,975
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 43, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,000	3,000
Series Floaters XL 00 54, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,400	10,400
Series Floaters XX 10 81, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,400	7,400
Series Floaters YX 10 72, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,510	9,510
Series Floaters YX 10 86, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500	2,500
Series XF 28 41, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,800	2,800
Series XM 07 59, 3.21% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,600	4,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 4.79% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,500	1,500
Series 15 XF2202, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,720	5,720
Series 15 XM 0078, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,180	5,180
Series Floaters XF 27 67, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,600	9,600
Series Floaters ZF 03 73, 4.66% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,315	15,315
Series Floaters ZF 28 24, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	8,000	8,000
Series XF 08 01, 4.03% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,000	2,000
Series XM 07 47, 4% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,700	2,700
Series ZF 24 03, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,665	6,665
Series ZF 24 04, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,165	3,165
Metropolitan Pier & Exposition Participating VRDN Series XF 10 46, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,500	4,500
		270,678
Indiana - 0.0%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,260	2,260
Iowa - 0.1%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,420	3,420
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 5.25% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 3.3% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,755	3,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 4.75% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,035	4,035
		15,290
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,320	5,320
Series Floaters XF 24 85, 3.25% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,195	5,195
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.92%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,400	1,400
		23,315
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 5.21% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	13,600	13,600
Series Floaters XF 24 91, 4.85% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,250	8,250
Series Floaters ZF 26 35, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,930	4,930
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	12,500	12,500
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 4.26% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 4.44% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500	1,500
		43,780
Maryland - 0.8%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 4.35% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,900	3,900
Series Solar 17 22, 3.55% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	11,740	11,740
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.58%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,310	7,310
Series Floaters XG 01 77, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900	1,900
Series Floaters XG 02 16, 4.43% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN:
Series 15 XF0110, 4.6% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,975	15,975
Series 2017 ZF 2416, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
		51,930
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters E 130, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400	1,400
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 2.16%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	36,400	36,400
Series Clipper 09 69, 4.2%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	5,475	5,475
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 4.16%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	500	500
		43,775
Michigan - 1.5%
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,240	3,240
Series Floaters XM 04 65, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	8,135	8,135
Series Floaters XM 07 43, 3.58% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,200	1,200
Series Floaters ZF 26 40, 4.78% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,600	3,600
Series ZF 08 19, 4.21% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,400	2,400
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 3.82% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,500	4,500
Series Floaters XF 05 96, 4.57% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,775	3,775
Series Floaters XF 05 97, 4.16% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Series Floaters XF 07 42, 4.22% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,900	3,900
Series Floaters XF 26 48, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,400	2,400
Series Floaters XG 01 58, 2.75% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900	1,900
Series Floaters ZF 07 83, 4.81% 4/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,675	11,675
Series Floaters ZF 28 12, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,650	2,650
Series Floaters ZF 28 25, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,400	1,400
Series RBC 2016 ZM0131, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series XF 07 82, 4.18% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,070	6,070
Series XF 28 61, 3.02% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,765	7,765
Series XM 04 72, 4.65% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,000	2,000
Series XM 07 48, 4.45% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,050	4,050
Series XX 1043, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,500	4,500
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 4.25% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2205, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,900	2,900
Series Floaters XF 25 48, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000	4,000
Series Floaters ZF 05 90, 4.19% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,565	2,565
		100,200
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,335	3,335
Moorhead ISD No. 152 Bonds Series Solar 00 02, 2.58%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)(e)	3,120	3,120
Pittsburg WTSW Participating VRDN Series Floaters ZF 03 20, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,750	1,750
		8,205
Mississippi - 0.2%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 3.34% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,350	3,350
Series Floaters G67, 3.59% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,750	1,750
Series ROC II R 14027, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	11,040	11,040
		16,140
Missouri - 1.7%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	15,805	15,805
Mercy Health Participating VRDN Series Floaters XL 00 80, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,165	4,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 4.33% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,460	4,460
Series Floaters XG 01 57, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,190	13,190
Series XL 00 37, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,935	2,935
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 4.37% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,830	2,830
Series Floaters XG 01 84, 4.95% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,500	1,500
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	25,200	25,200
Series Floaters 17 010, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	18,700	18,700
Series Floaters C17, 4.2% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,200	5,200
		113,485
Nebraska - 0.5%
Douglas County School District #1 Participating VRDN:
Series Solar 00 27, 3.8% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	17,690	17,690
Series Solar 0059, 3.34% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	8,895	8,895
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,855	4,855
		31,440
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,825	10,825
Series Floaters ZF 27 33, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,070	17,070
Series Floaters ZM 06 33, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,095	4,095
Series Floaters ZM 06 39, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,845	1,845
Series Solar 0068, 3.19% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	6,275	6,275
Series XM 06 38, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	7,200	7,200
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 4.12% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,185	2,185
		49,495
New Jersey - 1.1%
New Jersey Econ. Dev. Auth. Participating VRDN Series XF 28 53, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	5,470	5,470
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,000	10,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 3.28% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,910	4,910
Series Floaters 012, 4.17% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	12,800	12,800
Series XG 02 60, 4.47% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,025	12,025
Series XG 02 61, 3.08% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,500	6,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,625	6,625
Series Floaters XG 02 24, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,435	2,435
Series Floaters XG 02 29, 4.45% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Series Floaters XX 10 93, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,100	2,100
Union County Impt. Auth. Participating VRDN Series XF 10 19, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,000	6,000
		70,065
New York - 3.3%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,690	3,690
Series E 133, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,125	3,125
Series Floaters E86, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	14,165	14,165
Series Floaters E87, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XF 06 40, 4.05% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,800	6,800
Series ROC II R 14045, 4.88% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	26,070	26,070
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,535	8,535
Series Floaters E 129, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	62,700	62,700
Series Putters 15 XM0002, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,520	9,520
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters E99, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,000	7,000
Series Floaters XF 07 17, 4.78% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,925	4,925
Series MS 3360, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,800	6,800
Series ROC II R 11902, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,170	6,170
Series ROC II R 14022, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 4.1% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,700	4,700
Series ROC II R 14005, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN Series Floaters XM 03 67, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,000	9,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 5% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	14,520	14,520
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 4.54% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,000	2,000
		219,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 06 97, 5.02% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,835	5,835
North Carolina - 1.0%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 4.684% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 4.33% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,500	3,500
Series Floaters ZM 05 34, 3.98% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,805	4,805
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,335	3,335
North Carolina Gen. Oblig. Bonds Series 008, 2.43%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,395	4,395
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,060	7,060
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,030	4,030
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 92, 4.54% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,750	3,750
Series Floaters XM 04 44, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,100	8,100
Series XF 08 85, 2.39% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,980	5,980
		63,405
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Ohio - 1.8%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters E 134, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	23,500	23,500
Berea Ohio City School District Participating VRDN Series RBC G 54, 4.13% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,400	2,400
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,700	3,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 5.12% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	955	955
Eclipse Fdg. Trust Various States Bonds Series 0005, 2.61%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,760	10,760
Elyria City School District Participating VRDN Series Floaters G 107, 4.1% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,985	4,985
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 4.78% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	15,935	15,935
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 4.5% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 131, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	7,740	7,740
Series Floaters E 132, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	21,000	21,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 4.68% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,170	3,170
Series Floaters ZF 06 70, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000	2,000
Ohio Hosp. Rev. Participating VRDN Series 002, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,400	4,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,975	6,975
Series Floaters XF 27 83, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,730	2,730
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.87%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	900	900
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500	1,500
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,900	1,900
		117,125
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 3.1% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,965	3,965
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XG 02 64, 3.96% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,065	2,065
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 4% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,015	3,015
Series Floaters XX 10 96, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	18,935	18,935
		27,980
Oregon - 0.5%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	11,055	11,055
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 4.19% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,470	3,470
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,450	2,450
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Participating VRDN Series 2016 24, 3.8% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	870	870
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 2.88% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,375	3,375
State of Oregon Participating VRDN Series Floaters G 91, 3.56% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,950	3,950
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 3.89% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,800	2,800
		35,970
Pennsylvania - 1.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 4.88% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 4.88%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	11,600	11,600
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,285	6,285
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series Floaters 2019 003, 5% 5/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,020	5,020
Series ZF 08 33, 4.55% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,000	5,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 5.05% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	465	465
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,630	5,630
Series Floaters ZF 06 71, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,330	1,330
Series Floaters ZM 06 50, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000	2,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 3.54% 4/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	900	900
Series Floaters E 101, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	30,500	30,500
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 4.07% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,760	3,760
Series Floaters XF 07 19, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,595	5,595
		85,985
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	5,550	5,550
South Carolina - 2.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	980	980
Lancaster County School District Participating VRDN:
Series Solar 17 21, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,150	4,150
Series XF 25 28, 4.76% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,415	9,415
Lexington County School District #1:
Bonds Series Solar 13, 2.64%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	23,585	23,585
Participating VRDN Series Solar 0058, 3.18% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,550	2,550
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,800	4,800
Series Floaters BAML 50 04, 3.38% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	8,030	8,030
Series Floaters XF 07 43, 5.05% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,950	6,950
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	28,715	28,715
Series Floaters XG 01 49, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	27,505	27,505
Series Floaters XG 02 20, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 3.35%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,100	1,100
Participating VRDN Series Floaters XM 06 91, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	23,780	23,780
		146,520
Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	13,190	13,190
Series Floaters XG 01 94, 4.75% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,535	5,535
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,470	9,470
Series Floaters XL 00 62, 4.57% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 4.81% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,690	1,690
Vanderbilt Hosp. Participating VRDN 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,500	8,500
		41,985
Texas - 5.7%
Alamo Cmnty. College District Rev. Bonds Series G-111, 3.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,000	1,000
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	6,600	6,600
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 3.28% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,250	4,250
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 4.88% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,415	3,415
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,000	5,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 3.22% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,375	2,375
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 4.68% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,640	7,640
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 3.88% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Galena Park Independent School District Bonds Series 00 15, 2.65%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	5,095	5,095
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 4.38%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,870	9,870
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	9,500	9,500
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 3.27% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,100	6,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 5% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,405	2,405
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,600	6,600
Hutto Independent School District Participating VRDN Series Floaters G 76, 4.01% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	6,655	6,655
Klein Independent School District Participating VRDN Series ROCS II R 11942, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,200	4,200
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 3.35% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	9,200	9,200
Leander Independent School District Participating VRDN Series Floaters G34, 3.26% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Lower Colorado River Auth. Rev. Participating VRDN Series E 139, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	45,125	45,125
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,900	3,900
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 4.24% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,040	12,040
Series Floaters XF 07 10, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 3.77% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,225	4,225
North Texas Tollway Auth. Rev. Bonds Series G-112, 3.26%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	2,930	2,930
Northwest Independent School District Participating VRDN Series Floaters G 94, 3.66% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,750	4,750
Pflugerville Independent School District Participating VRDN Series 2017, 4.19% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Princeton Independent School District Participating VRDN Series Floaters G14, 3.34% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 4.29% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,750	3,750
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 5.03% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,755	1,755
Spring Branch Independent School District Participating VRDN Series Floaters XM 07 16, 4.74% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,180	6,180
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,000	2,000
Series 16 ZF 0282, 4.64% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	7,760	7,760
Series E 141, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	22,120	22,120
Series Floaters XF 27 38, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,700	7,700
Series XG 02 78, 2.79% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	820	820
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Series Floaters XM 06 98, 4.75% 4/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	2,785	2,785
Texas Gen. Oblig. Participating VRDN Series MS 3390, 3.73% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 4.28% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 4.44% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,400	4,400
Series Floaters XF 25 57, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,720	6,720
Series Floaters XF 27 30, 4.67% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,200	5,200
Series Floaters XG 02 11, 4.55% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	10,000	10,000
Series Floaters ZM 05 87, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 3.88% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 3.68% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
		377,605
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E 142, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,280	2,280
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,300	4,300
Series Floaters XG 01 71, 4.2% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,050	3,050
Series Floaters XM 07 32, 4.74% 4/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,920	1,920
		11,550
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,550	2,550
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 4.2% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Series Floaters XG 01 91, 4.36% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	16,400	16,400
Series MS 3309, 3.57% 4/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	2,300	2,300
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series Solar 0064, 3.35% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,900	4,900
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,040	1,040
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 5.21% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	54,935	54,935
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,000	5,000
Series Floaters XF 06 26, 4.41% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,625	5,625
Series Solar 17 17, 4.76% 4/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,860	1,860
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 4.52% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.14%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,800	1,800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,815	7,815
		120,775
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,655	8,655
Series Floaters XF 05 33, 4.22% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,250	2,250
Series Floaters XF 23 97, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 4.1% 4/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 4.24% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,500	4,500
CommonSpirit Health Participating VRDN Series XF 1017, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	22,200	22,200
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 3.47% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 3.67% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,000	8,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 5.21% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	36,085	36,085
Series Putters 15 XM0012, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,105	8,105
Series ROC II R 11962, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,775	1,775
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,350	5,350
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Floaters FG 02 26, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,555	8,555
Series Floaters XF 06 64, 4.48% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,165	5,165
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 5% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,800	8,800
Series Floaters XM 06 81, 5% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	11,970	11,970
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 4.76% 4/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Series Floaters XF 25 39, 3.25% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,000	8,000
Series Floaters XM 06 94, 5% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,985	4,985
Series MS 33 864X, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,700	1,700
Series ROC II R 14074, 3% 4/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,900	3,900
Series XF 0294, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,000	6,000
4.18% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,205	9,205
Series 15 XF0148, 4.48% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,465	6,465
Series 2015 XF0150, 4.34% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,655	3,655
Series Floaters XF 25 27, 4.66% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,875	2,875
Series XX 11 06, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300	4,300
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 3.24% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100	2,100
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 4.75% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,530	2,530
		218,400
Wisconsin - 1.0%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 5% 4/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,215	4,215
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 3.82% 5/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	4,955	4,955
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 4.76% 4/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,100	4,100
Series Floaters XF 24 18, 5.25% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,000	5,000
Series Floaters XF 25 41, 5% 4/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,600	6,600
Series Floaters XG 02 40, 3.62% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,870	1,870
Series Floaters ZF 26 36, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,800	4,800
Series XF 22 24, 3.73% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,000	9,000
Series XM 04 79, 2% 4/1/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,000	9,000
Series ZF 08 77, 5.05% 4/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 4.28% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,444	6,444
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 4.81% 4/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,955	6,955
		63,879
TOTAL TENDER OPTION BOND
(Cost $3,281,667)		3,281,667

Other Municipal Security - 19.5%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2020:
1.03% 5/21/20, CP	22,500	22,500
1.08% 5/7/20, CP	9,400	9,400
		31,900
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.91% 6/2/20, CP	9,000	9,000
California - 0.4%
California Gen. Oblig. Bonds Series 2020, 2% 3/1/21	15,245	15,435
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 4.81%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,540	5,540
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 4.81%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,410	2,410
		23,385
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN:
Series 2019 A, 3% 6/29/20	1,775	1,783
Series 2019 B:
1.5% 6/29/20	6,700	6,713
5% 6/29/20	3,100	3,129
1.75% 6/29/20	19,470	19,515
Colorado Gen. Fdg. Rev. TRAN Series 2019:
3% 6/26/20	1,700	1,709
5% 6/26/20	9,535	9,612
		42,461
Connecticut - 0.6%
Bethel Gen. Oblig. BAN Series 2020, 2% 7/24/20	11,300	11,329
Brookfield Gen. Oblig. BAN Series 2019, 2.25% 11/13/20	1,135	1,142
Connecticut Gen. Oblig. Bonds:
Series 2012 A, 5.96% 4/15/20 (a)(f)	2,200	2,201
Series 2012 C, 5% 6/1/20	2,790	2,807
Series 2017 A, 5% 4/15/20	2,775	2,779
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	2,100	2,122
Series 2017 B, 5%, tender 7/1/20 (a)	5,200	5,254
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2016 A, 5% 9/1/20	2,740	2,789
Greenwich Gen. Oblig. BAN Series 2020, 1.5% 1/14/21	5,100	5,106
Hbr. Point Infrastructure Impt. District Bonds Series 2010 A, 7.875% 4/1/20 (Pre-Refunded to 4/1/20 @ 100)	905	905
Town of Somers BAN Series 2019, 2% 10/15/20	1,700	1,706
		38,140
Florida - 1.4%
Jacksonville Gen. Oblig. Series A, 1.02% 4/8/20, LOC Bank of America NA, CP	14,450	14,450
Miami-Dade County Aviation Rev. Bonds Series 2010 A1, 5.5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	1,585	1,623
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2010 C, 5% 7/1/20 (Pre-Refunded to 7/1/20 @ 100)	3,255	3,287
Palm Beach County School District TAN Series 2019, 2.25% 8/28/20	45,700	45,875
Pinellas County School District TAN Series 2019, 2.25% 6/30/20	16,400	16,440
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 5.01%, tender 10/27/20 (a)(f)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.96%, tender 10/27/20 (a)(f)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 5.01%, tender 10/27/20 (a)(f)	5,300	5,300
		91,775
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 4.81%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	19,150	19,150
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 4.81%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	10,855	10,855
		30,005
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2011 A, 5.75% 1/1/21 (Pre-Refunded to 1/1/21 @ 100)	2,200	2,279
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 5.01%, tender 10/27/20 (a)(f)	600	600
Series 2020:
1.06% tender 6/17/20, CP mode	9,600	9,600
1.08% tender 7/9/20, CP mode	25,700	25,700
Series H, 1.18% tender 6/4/20, CP mode	23,185	23,185
		61,364
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2020, 2.25% 10/15/20 (g)	11,875	11,919
Kentucky - 1.6%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.2% tender 4/2/20, CP mode	6,500	6,500
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series 2019 A, 3% 6/25/20	85,300	85,613
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Bonds:
Series 2010 A, 6.5% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	11,750	11,859
Series 2012 A, 6.375% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	2,700	2,725
Kentucky State Property & Buildings Commission Rev. Bonds (Kentucky St Proj.) Series D, 5% 5/1/20	1,300	1,304
		108,001
Louisiana - 0.2%
Louisiana Local Govt. Envir. Facilities Bonds:
(LCTCS Facilities Corp. Proj.) Series 2010, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	2,615	2,669
(Woman's Hosp. Foundation Proj.) Series 2010 A, 6% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	8,465	8,683
		11,352
Maryland - 0.1%
Maryland Econ. Dev. Auth. Rev. Bonds:
(Term. Proj.) Series B, 5.75% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	1,575	1,587
(Trans. Facilities Proj.) Series A, 5.75% 6/1/20 (Pre-Refunded to 6/1/20 @ 100)	1,500	1,511
		3,098
Massachusetts - 1.4%
Massachusetts Health & Edl. Facilities Auth. Rev. Series EE:
0.97% 4/3/20, CP	3,000	3,000
1.06% 7/16/20, CP	23,500	23,500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.1% tender 4/14/20, CP mode	190	190
Series 2020, 1.17% tender 4/9/20, CP mode	20,200	20,200
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 1.14% 8/13/20, LOC State Street Bank & Trust Co., Boston, CP	21,100	21,100
Somerville Gen. Oblig. BAN Series A, 2.25% 6/5/20	25,751	25,784
		93,774
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.96%, tender 10/27/20 (a)(f)	500	500
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,285	1,285
		1,785
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 A, 5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	5,300	5,373
Missouri - 0.2%
Curators of the Univ. of Missouri Series A, 0.9% 6/5/20, CP	1,300	1,300
Kirkwood Indl. Dev. Retirement Commission Bonds (Aberdeen Heights Proj.) Series 2010 A:
8% 5/15/20 (Pre-Refunded to 5/15/20 @ 100)	1,720	1,734
8.25% 5/15/20 (Pre-Refunded to 5/15/20 @ 100)	3,000	3,025
8.25% 5/15/20 (Pre-Refunded to 5/15/20 @ 100)	4,500	4,538
		10,597
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4% 8/1/20 (Royal Bank of Canada Guaranteed)	800	807
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.63% 7/8/20, CP	2,300	2,300
1.05% 6/4/20, CP	5,000	5,000
1.19% 6/1/20, CP	9,400	9,400
1.19% 6/10/20, CP	6,750	6,750
		24,257
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.89% 6/2/20, LOC Wells Fargo Bank NA, CP	3,910	3,910
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.22% tender 4/9/20, CP mode	1,900	1,900
1.45% tender 6/11/20, CP mode	9,500	9,500
		11,400
New Jersey - 1.1%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 C1:
3% 11/20/20	12,300	12,435
3% 11/20/20	13,300	13,446
Camden County BAN Series 2019 A, 2% 10/21/20	15,261	15,326
Fort Lee Gen. Oblig. BAN Series 2019 A, 2.25% 11/6/20	8,182	8,230
Hudson County Impt. Auth. Rev. BAN Series 2019 C, 2.5% 9/18/20 (Hudson County Gen. Oblig. Guaranteed)	1,400	1,407
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	2,900	2,908
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 EE, 5% 9/1/20 (Escrowed to Maturity)	3,570	3,624
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	2,950	3,063
Ocean City Gen. Oblig. Bonds Series 2019, 4% 9/15/20	3,690	3,734
Wayne Township Wtr. Util. BAN Series 2019, 2.5% 6/24/20	7,700	7,718
		71,891
New York - 0.3%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	10,400	10,819
New York Pwr. Auth. Series 1, 1.05% 5/7/20, CP	5,900	5,900
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	4,500	4,648
		21,367
Ohio - 0.6%
Avon Local School District BAN Series 2019, 2% 9/30/20	3,505	3,517
Belmont County BAN Series 2019:
2% 8/27/20	1,505	1,509
2% 8/27/20	2,000	2,006
East Knox Local School District BAN Series 2019, 2.375% 6/11/20	2,150	2,154
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	1,200	1,213
Fairfield County Gen. Oblig. BAN Series 2018, 3% 4/29/20	2,000	2,002
Finneytown Local School District BAN Series 2020, 2.25% 4/15/20	3,250	3,251
Hudson City Gen. Oblig. BAN Series 2019, 2% 12/18/20	4,625	4,649
Lake County Gen. Oblig. BAN Series 2020, 2.25% 1/15/21 (Ohio Gen. Oblig. Guaranteed)	2,975	3,001
Marysville Gen. Oblig. BAN Series 2020, 2% 3/25/21	1,265	1,279
Mayfield Heights Gen. Oblig. BAN Series 2019, 3% 4/2/20 (Ohio Gen. Oblig. Guaranteed)	1,600	1,600
Newark Gen. Oblig. BAN Series 2019, 2.25% 10/1/20	1,000	1,004
Southwest Local School District BAN Series 2019, 2% 11/12/20 (Ohio Gen. Oblig. Guaranteed)	3,550	3,565
Sycamore Cmnty. School District BAN Series 2019, 2.25% 4/15/20	7,800	7,803
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20 (Ohio Gen. Oblig. Guaranteed)	2,000	2,007
Village of Obetz BAN Series 2019 B, 2% 11/20/20	1,000	1,004
		41,564
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 5.06%, tender 10/27/20 (a)(f)	1,590	1,590
Pennsylvania - 0.0%
Montgomery County Indl. Dev. Auth. Rev. Bonds (New Reg'l. Med. Ctr. Proj.) Series 2010, 5% 8/1/20 (Pre-Refunded to 8/1/20 @ 100)	1,600	1,623
Tennessee - 0.5%
Memphis Gen. Oblig. Series A, 0.98% 5/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	29,700	29,700
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B2, 1.1% 6/17/20 (Liquidity Facility MUFG Union Bank NA), CP	3,300	3,300
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,400	2,403
		35,403
Texas - 6.7%
Austin Elec. Util. Sys. Rev. Series A:
0.92% 6/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	12,700	12,700
1.18% 6/2/20 (Liquidity Facility JPMorgan Chase Bank), CP	4,400	4,400
Brownsville Util. Sys. Rev. Series A, 1.29% 5/5/20, LOC Bank of America NA, CP	3,100	3,100
Garland Util. Sys. Rev. Series 2018, 1.08% 5/6/20, LOC Bank of America NA, CP	4,000	4,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 4.91%, tender 10/27/20 (a)(f)	2,900	2,900
Series 2016 B3, 1.22% tender 5/4/20, CP mode	26,900	26,900
Harris County Gen. Oblig. Series D2, 1.16% 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Harris County Metropolitan Trans. Auth.:
Series A1:
1.2% 6/3/20 (Liquidity Facility JPMorgan Chase Bank), CP	19,600	19,600
1.45% 4/9/20 (Liquidity Facility JPMorgan Chase Bank), CP	16,750	16,750
Series A3, 1.18% 4/9/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,300	8,300
Houston Gen. Oblig.:
Series E1, 1.17% 4/7/20, LOC Citibank NA, CP	3,300	3,300
TRAN Series 2019, 3% 6/26/20	1,700	1,708
Lower Colorado River Auth. Rev.:
Series 2020, 1.16% 4/9/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
Series B:
1.23% 6/10/20, LOC State Street Bank & Trust Co., Boston, CP	6,768	6,768
1.26% 6/10/20, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 5.01%, tender 10/27/20 (a)(f)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 5.01%, tender 10/27/20 (a)(f)	2,400	2,400
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	231,445	233,954
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	9,400	9,739
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.08% 6/5/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,300	15,300
1.15% 7/9/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,336	22,336
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.08% 6/9/20, CP	25,000	25,000
		439,755
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.9% 6/2/20, CP	16,200	16,200
Wisconsin - 0.6%
Madison Metropolitan School District TRAN Series 2019, 2.25% 9/4/20	27,100	27,206
Milwaukee Gen. Oblig. Bonds Series 2019 N3, 5% 4/1/20	100	100
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A:
5.5% 4/15/20 (Pre-Refunded to 4/15/20 @ 100)	9,480	9,496
5.625% 4/15/20 (Pre-Refunded to 4/15/20 @ 100)	2,200	2,204
		39,006
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,281,895)		1,281,895
	Shares (000s)	Value (000s)

Investment Company - 5.8%
Fidelity Tax-Free Cash Central Fund 2.27% (h)
(Cost $378,884)	378,841	378,884
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $6,431,122)		6,431,122
NET OTHER ASSETS (LIABILITIES) - 2.2%		141,914
NET ASSETS - 100%		$6,573,036

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,460,000 or 0.6% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,030,000 or 1.8% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 3.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	9/26/19 - 11/6/19	$1,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 4.88%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.58%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.41%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$3,150
Harris County Gen. Oblig. Bonds Series Clipper 09 73, 4.38%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/13/07 - 10/16/18	$39,700
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.92%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 2.16%, tender 8/20/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	10/16/18	$36,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 4.2%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16 - 11/6/19	$5,475
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 4.16%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$500
Moorhead ISD No. 152 Bonds Series Solar 00 02, 2.58%, tender 4/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati)	2/12/20	$3,120
North Texas Tollway Auth. Rev. Bonds Series G-112, 3.26%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$2,930
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.87%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$900
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 3.35%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,100
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.14%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,800
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 3.82% 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 10/16/18	$4,955

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$4,669
Total	$4,669

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,052,238)	$6,052,238
Fidelity Central Funds (cost $378,884)	378,884
Total Investment in Securities (cost $6,431,122)		$6,431,122
Cash		82,922
Receivable for investments sold		62,385
Receivable for fund shares sold		190,929
Interest receivable		31,181
Distributions receivable from Fidelity Central Funds		783
Prepaid expenses		4
Receivable from investment adviser for expense reductions		173
Other receivables		68
Total assets		6,799,567
Liabilities
Payable for investments purchased
Regular delivery	$191,097
Delayed delivery	11,919
Payable for fund shares redeemed	20,036
Distributions payable	2,166
Accrued management fee	817
Distribution and service plan fees payable	1
Other affiliated payables	399
Other payables and accrued expenses	96
Total liabilities		226,531
Net Assets		$6,573,036
Net Assets consist of:
Paid in capital		$6,572,852
Total accumulated earnings (loss)		184
Net Assets		$6,573,036
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($6,568,420 ÷ 6,566,701 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394 ÷ 394 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,547 ÷ 1,547 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($2,675 ÷ 2,673 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2020
Investment Income
Interest		$100,997
Income from Fidelity Central Funds		4,666
Total income		105,663
Expenses
Management fee	$9,744
Transfer agent fees	4,176
Distribution and service plan fees	7
Accounting fees and expenses	582
Custodian fees and expenses	52
Independent trustees' fees and expenses	27
Registration fees	203
Audit	42
Legal	7
Miscellaneous	24
Total expenses before reductions	14,864
Expense reductions	(2,307)
Total expenses after reductions		12,557
Net investment income (loss)		93,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692
Fidelity Central Funds	3
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		698
Net increase in net assets resulting from operations		$93,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2020	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,106	$87,710
Net realized gain (loss)	698	197
Net increase in net assets resulting from operations	93,804	87,907
Distributions to shareholders	(93,463)	(87,704)
Share transactions - net increase (decrease)	(552,526)	2,632,164
Total increase (decrease) in net assets	(552,185)	2,632,367
Net Assets
Beginning of period	7,125,221	4,492,854
End of period	$6,573,036	$7,125,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.014	.008	.004	–A
Net realized and unrealized gain (loss)	.001	–A	–A	.001	.001
Total from investment operations	.014	.014	.008	.005	.001
Distributions from net investment income	(.013)	(.014)	(.008)	(.004)	–A
Distributions from net realized gain	–A	–	–	(.001)	(.001)
Total distributions	(.014)B	(.014)	(.008)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.36%	1.40%	.84%	.50%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.05%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.05%
Net investment income (loss)	1.34%	1.40%	.86%	.44%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,568	$7,113	$4,488	$2,262	$1,429

 A Amount represents less than $.0005 per share.

 B Total distributions of $.014 per share is comprised of distributions from net investment income of $.013472 and distributions from net realized gain of $.00005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.012	.007	.003	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001
Total from investment operations	.012	.012	.007	.003	.001
Distributions from net investment income	(.012)	(.012)	(.007)	(.003)	–A
Distributions from net realized gain	–A	–	–	(.001)	(.001)
Total distributions	(.012)	(.012)	(.007)	(.003)B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.21%	1.24%	.69%	.35%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.06%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.05%
Net investment income (loss)	1.19%	1.25%	.71%	.29%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–F	$–F	$–F	$–F	$1

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.011	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	.001
Total from investment operations	.011	.011	.006	.003	.001
Distributions from net investment income	(.011)	(.011)	(.006)	(.002)	–A
Distributions from net realized gain	–A	–	–	(.001)	(.001)
Total distributions	(.011)	(.011)	(.006)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.11%	1.14%	.59%	.25%	.08%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.39%	.06%
Expenses net of all reductions	.43%	.43%	.43%	.39%	.06%
Net investment income (loss)	1.09%	1.15%	.61%	.23%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2	$2	$3	$5	$215

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.013	.008	.004	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001
Total from investment operations	.013	.013	.008	.004	.001
Distributions from net investment income	(.013)	(.013)	(.008)	(.004)	–A
Distributions from net realized gain	–A	–	–	(.001)	(.001)
Total distributions	(.013)	(.013)	(.008)	(.004)B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.31%	1.35%	.79%	.44%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.06%
Expenses net of all reductions	.23%	.23%	.23%	.23%	.06%
Net investment income (loss)	1.29%	1.35%	.81%	.39%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$10	$1	$–F	$4

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. Effective after the close of business on March 31, 2020, Treasury Only Portfolio and Treasury Portfolio are closed to new accounts with certain exceptions. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges from Class I to Institutional Class for eligible shareholders.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Treasury Portfolio	260
Government Portfolio	913
Money Market Portfolio	956
Prime Money Market Portfolio	433
Tax-Exempt Portfolio	64

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$46,738,418	$–	$–	$–
Treasury Portfolio	38,177,217	–	–	–
Government Portfolio	174,916,990	–	–	–
Money Market Portfolio	62,139,994	–	–	–
Prime Money Market Portfolio	5,497,471	380	(2,461)	(2,081)
Prime Reserves Portfolio	7,028,254	1,134	(2,466)	(1,332)
Tax-Exempt Portfolio	6,431,122	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$211	$–	$–
Treasury Portfolio	–	217	–	–
Government Portfolio	–	786	–	–
Money Market Portfolio	–	1,070	–	–
Prime Money Market Portfolio	–	436	–	(2,081)
Prime Reserves Portfolio	–	34	–	(1,332)
Tax-Exempt Portfolio	63	115	70	–

The tax character of distributions paid was as follows:

March 31, 2020
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$446,239	$–	$446,239
Treasury Portfolio	–	516,818	–	516,818
Government Portfolio	–	2,276,551	–	2,276,551
Money Market Portfolio	–	1,336,263	–	1,336,263
Prime Money Market Portfolio	–	183,008	–	183,008
Prime Reserves Portfolio	–	167,275	–	167,275
Tax-Exempt Portfolio	93,112	70	281	93,463

March 31, 2019
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$339,391	$339,391
Treasury Portfolio	–	457,872	457,872
Government Portfolio	–	2,185,195	2,185,195
Money Market Portfolio	–	910,234	910,234
Prime Money Market Portfolio	–	229,870	229,870
Prime Reserves Portfolio	–	131,823	131,823
Tax-Exempt Portfolio	87,704	–	87,704

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	$77,133	2.10%
Prime Money Market Portfolio	17,000	1.77%
Prime Reserves Portfolio	30,610	1.50%

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$988	$–
Class III	2,163	–
Class IV	472	1
Select Class	149	7
	$3,772	$8
Treasury Portfolio:
Class II	$1,147	$–
Class III	6,085	–
Class IV	5,692	–
Select Class	123	–
	$13,047	$–
Government Portfolio:
Class II	$1,206	$–
Class III	8,148	–
Select Class	187	2
	$9,541	$2
Money Market Portfolio:
Class II	$754	$–
Class III	86	–
Select Class	21	2
	$861	$2
Prime Money Market Portfolio:
Class II	$21	$–(a)
Class III	31	1
Class IV	–(a)	–(a)
Select Class	6	–(a)
	$58	$1
Prime Reserves Portfolio:
Class II	$22	$1
Class III	4	4
Select Class	2	1
	$28	$6
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	4	–
Select Class	2	1
	$7	$1

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$5,213
Class II	395
Class III	519
Class IV	57
Select Class	179
Institutional Class	4,573
$10,936
Treasury Portfolio
Class I	$5,972
Class II	459
Class III	1,460
Class IV	683
Select Class	148
Institutional Class	4,526
$13,248

Government Portfolio
Class I	$20,576
Class II	482
Class III	1,956
Select Class	225
Institutional Class	26,593
$49,832
Money Market Portfolio
Class I	$15,527
Class II	301
Class III	21
Select Class	26
Institutional Class	12,281
$28,156
Prime Money Market Portfolio
Class I	$306
Class II	8
Class III	7
Class IV	–(a)
Select Class	8
Institutional Class	2,579
$2,908
Prime Reserves Portfolio
Class I	$2,319
Class II	9
Class III	1
Select Class	2
Institutional Class	1,401
$3,732
Tax-Exempt Portfolio
Class I	$4,173
Class II	–(a)
Class III	1
Select Class	2
$4,176

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	.01
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Prime Money Market Portfolio	.01
Prime Reserves Portfolio	.01
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	$41,978	1.93%
Prime Reserves Portfolio	Lender	$28,163	1.62%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Treasury Portfolio	$2
Government Portfolio	$8
Money Market Portfolio	$2
Tax-Exempt Portfolio	$3

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$3,210
Class II	.33%	233
Class III	.43%	296
Class IV	.68%	36
Select Class	.23%	111
Institutional Class	.14%	7,151
Treasury Portfolio
Class I	.18%	$3,121
Class II	.33%	239
Class III	.43%	755
Class IV	.68%	352
Select Class	.23%	79
Institutional Class	.14%	6,250
Government Portfolio
Class I	.18%	$10,656
Class II	.33%	235
Class III	.43%	984
Select Class	.23%	117
Institutional Class	.14%	36,457
Money Market Portfolio
Class I	.18%	$7,040
Class II	.33%	139
Class III	.43%	10
Select Class	.23%	11
Institutional Class	.14%	15,325
Prime Money Market Portfolio
Class I	.18%	$164
Class II	.33%	4
Class III	.43%	4
Class IV	.68%	–(a)
Select Class	.23%	4
Institutional Class	.14%	3,610
Prime Reserves Portfolio
Class I	.18%	$1,514
Class II	.33%	6
Class III	.43%	1
Select Class	.23%	1
Institutional Class	.14%	2,306
Tax-Exempt Portfolio
Class I	.18%	$2,300
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	1

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class IV	$1
Treasury Portfolio
Class III	$1
Class IV	$73

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$30
Treasury Portfolio	20
Government Portfolio	138
Tax-Exempt Portfolio	5

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2020	Year ended March 31, 2019
Treasury Only Portfolio
Distributions to shareholders
Class I	$148,588	$143,374
Class II	10,475	7,351
Class III	13,499	16,970
Class IV	1,253	1,785
Select Class	4,878	2,748
Institutional Class	267,546	167,163
Total	$446,239	$339,391
Treasury Portfolio
Distributions to shareholders
Class I	$179,055	$187,753
Class II	12,251	7,941
Class III	38,025	44,799
Class IV	15,079	14,278
Select Class	4,210	4,465
Institutional Class	268,198	198,636
Total	$516,818	$457,872
Government Portfolio
Distributions to shareholders
Class I	$606,674	$628,979
Class II	13,431	15,863
Class III	49,956	55,962
Select Class	6,449	10,424
Institutional Class	1,600,041	1,473,967
Total	$2,276,551	$2,185,195
Money Market Portfolio
Distributions to shareholders
Class I	$506,813	$366,046
Class II	9,161	4,372
Class III	598	3,201
Select Class	798	302
Institutional Class	818,893	536,313
Total	$1,336,263	$910,234
Prime Money Market Portfolio
Distributions to shareholders
Class I	$10,159	$17,365
Class II	241	347
Class III	216	191
Select Class	245	418
Institutional Class	172,147	211,549
Total	$183,008	$229,870
Prime Reserves Portfolio
Distributions to shareholders
Class I	$74,748	$57,391
Class II	263	116
Class III	24	46
Select Class	60	132
Institutional Class	92,180	74,138
Total	$167,275	$131,823
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$93,393	$87,375
Class II	5	7
Class III	20	40
Select Class	45	282
Total	$93,463	$87,704

7. Share Transactions.

Share Transactions may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2019
Treasury Only Portfolio
Class I
Shares sold	26,696,080	16,867,872	$26,696,080	$16,867,872
Reinvestment of distributions	77,269	81,692	77,269	81,692
Shares redeemed	(18,750,286)	(16,892,500)	(18,750,286)	(16,892,500)
Net increase (decrease)	8,023,063	57,064	$8,023,063	$57,064
Class II
Shares sold	1,362,899	1,124,688	$1,362,899	$1,124,688
Reinvestment of distributions	1,164	1,083	1,164	1,083
Shares redeemed	(1,058,213)	(862,345)	(1,058,213)	(862,345)
Net increase (decrease)	305,850	263,426	$305,850	$263,426
Class III
Shares sold	3,902,591	4,277,368	$3,902,591	$4,277,368
Reinvestment of distributions	5,507	7,234	5,507	7,234
Shares redeemed	(4,127,421)	(4,169,447)	(4,127,421)	(4,169,447)
Net increase (decrease)	(219,323)	115,155	$(219,323)	$115,155
Class IV
Shares sold	291,484	384,846	$291,484	$384,846
Reinvestment of distributions	1,253	1,785	1,253	1,785
Shares redeemed	(338,970)	(347,070)	(338,970)	(347,070)
Net increase (decrease)	(46,233)	39,561	$(46,233)	$39,561
Select Class
Shares sold	3,077,527	1,198,584	$3,077,527	$1,198,584
Reinvestment of distributions	2,086	1,346	2,086	1,346
Shares redeemed	(2,856,178)	(1,144,783)	(2,856,178)	(1,144,783)
Net increase (decrease)	223,435	55,147	$223,435	$55,147
Institutional Class
Shares sold	42,190,257	22,039,510	$42,190,257	$22,039,510
Reinvestment of distributions	199,985	108,627	199,985	108,627
Shares redeemed	(27,612,792)	(17,005,503)	(27,612,792)	(17,005,503)
Net increase (decrease)	14,777,450	5,142,634	$14,777,450	$5,142,634
Treasury Portfolio
Class I
Shares sold	67,143,968	59,788,639	$67,143,968	$59,788,640
Reinvestment of distributions	50,086	67,559	50,086	67,559
Shares redeemed	(65,013,848)	(58,238,210)	(65,013,849)	(58,238,210)
Net increase (decrease)	2,180,206	1,617,988	$2,180,205	$1,617,989
Class II
Shares sold	2,093,014	2,324,146	$2,093,014	$2,324,146
Reinvestment of distributions	4,128	1,169	4,128	1,169
Shares redeemed	(1,871,589)	(1,782,931)	(1,871,589)	(1,782,931)
Net increase (decrease)	225,553	542,384	$225,553	$542,384
Class III
Shares sold	8,928,324	8,198,113	$8,928,324	$8,198,113
Reinvestment of distributions	3,276	4,094	3,276	4,094
Shares redeemed	(8,910,743)	(8,556,713)	(8,910,743)	(8,556,713)
Net increase (decrease)	20,857	(354,506)	$20,857	$(354,506)
Class IV
Shares sold	1,346,298	1,734,007	$1,346,298	$1,734,007
Reinvestment of distributions	447	347	447	347
Shares redeemed	(1,531,403)	(1,442,914)	(1,531,403)	(1,442,914)
Net increase (decrease)	(184,658)	291,440	$(184,658)	$291,440
Select Class
Shares sold	1,157,697	910,548	$1,157,697	$910,548
Reinvestment of distributions	1,590	1,158	1,590	1,158
Shares redeemed	(974,018)	(1,049,717)	(974,018)	(1,049,717)
Net increase (decrease)	185,269	(138,011)	$185,269	$(138,011)
Institutional Class
Shares sold	157,140,491	122,810,974	$157,140,491	$122,810,974
Reinvestment of distributions	198,369	151,540	198,369	151,540
Shares redeemed	(147,918,140)	(123,500,040)	(147,918,140)	(123,500,040)
Net increase (decrease)	9,420,720	(537,526)	$9,420,720	$(537,526)
Government Portfolio
Class I
Shares sold	331,700,399	289,390,945	$331,700,399	$289,390,945
Reinvestment of distributions	180,769	179,727	180,769	179,727
Shares redeemed	(315,877,335)	(292,046,252)	(315,877,335)	(292,046,252)
Net increase (decrease)	16,003,833	(2,475,580)	$16,003,833	$(2,475,580)
Class II
Shares sold	3,337,562	2,560,684	$3,337,562	$2,560,684
Reinvestment of distributions	708	1,804	708	1,804
Shares redeemed	(3,477,571)	(2,470,042)	(3,477,571)	(2,470,042)
Net increase (decrease)	(139,301)	92,446	$(139,301)	$92,446
Class III
Shares sold	11,920,017	11,579,703	$11,920,017	$11,579,703
Reinvestment of distributions	15,231	16,752	15,231	16,752
Shares redeemed	(11,628,574)	(11,550,866)	(11,628,574)	(11,550,866)
Net increase (decrease)	306,674	45,589	$306,674	$45,589
Select Class
Shares sold	4,684,954	6,131,529	$4,684,954	$6,131,529
Reinvestment of distributions	4,545	6,069	4,545	6,069
Shares redeemed	(4,526,472)	(6,252,278)	(4,526,472)	(6,252,278)
Net increase (decrease)	163,027	(114,680)	$163,027	$(114,680)
Institutional Class
Shares sold	711,703,161	609,674,828	$711,703,161	$609,674,828
Reinvestment of distributions	1,060,073	1,007,890	1,060,073	1,007,890
Shares redeemed	(665,599,786)	(600,227,688)	(665,599,786)	(600,227,688)
Net increase (decrease)	47,163,448	10,455,030	$47,163,448	$10,455,030
Money Market Portfolio
Class I
Shares sold	32,421,842	25,813,993	$32,421,843	$25,813,993
Reinvestment of distributions	456,232	324,970	456,232	324,970
Shares redeemed	(29,217,650)	(16,543,114)	(29,217,650)	(16,543,114)
Net increase (decrease)	3,660,424	9,595,849	$3,660,425	$9,595,849
Class II
Shares sold	540,837	587,214	$540,837	$587,214
Reinvestment of distributions	8,567	4,163	8,567	4,163
Shares redeemed	(522,701)	(291,834)	(522,701)	(291,834)
Net increase (decrease)	26,703	299,543	$26,703	$299,543
Class III
Shares sold	33,165	284,097	$33,165	$284,097
Reinvestment of distributions	541	2,976	541	2,976
Shares redeemed	(54,463)	(385,995)	(54,463)	(385,995)
Net increase (decrease)	(20,757)	(98,922)	$(20,757)	$(98,922)
Select Class
Shares sold	44,118	29,862	$44,118	$29,862
Reinvestment of distributions	798	302	798	302
Shares redeemed	(18,642)	(13,181)	(18,642)	(13,181)
Net increase (decrease)	26,274	16,983	$26,274	$16,983
Institutional Class
Shares sold	56,397,251	40,205,108	$56,397,251	$40,205,108
Reinvestment of distributions	761,244	492,002	761,244	492,002
Shares redeemed	(54,309,331)	(23,608,922)	(54,309,332)	(23,608,922)
Net increase (decrease)	2,849,164	17,088,188	$2,849,163	$17,088,188
Prime Money Market Portfolio
Class I
Shares sold	3,621,994	7,333,547	$3,623,574	$7,336,948
Reinvestment of distributions	7,322	11,275	7,325	11,280
Shares redeemed	(3,902,703)	(7,435,118)	(3,904,318)	(7,438,548)
Net increase (decrease)	(273,387)	(90,296)	$(273,419)	$(90,320)
Class II
Shares sold	46,398	88,992	$46,415	$89,024
Reinvestment of distributions	175	190	175	190
Shares redeemed	(43,298)	(118,426)	(43,315)	(118,470)
Net increase (decrease)	3,275	(29,244)	$3,275	$(29,256)
Class III
Shares sold	2,093	8,262	$2,093	$8,265
Reinvestment of distributions	210	186	210	186
Shares redeemed	(9,702)	(2,886)	(9,705)	(2,887)
Net increase (decrease)	(7,399)	5,562	$(7,402)	$5,564
Class IV
Shares sold	–	–	$–	$–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	$–(b)	$–(b)
Select Class
Shares sold	31	430	$32	$431
Reinvestment of distributions	236	396	236	396
Shares redeemed	(404)	(18,981)	(405)	(18,990)
Net increase (decrease)	(137)	(18,155)	$(137)	$(18,163)
Institutional Class
Shares sold	53,822,058	61,720,399	$53,840,609	$61,741,607
Reinvestment of distributions	125,437	146,685	125,482	146,738
Shares redeemed	(57,079,063)	(64,538,078)	(57,097,956)	(64,560,402)
Net increase (decrease)	(3,131,568)	(2,670,994)	$(3,131,865)	$(2,672,057)
Prime Reserves Portfolio
Class I
Shares sold	5,060,469	4,314,991	$5,062,070	$4,316,094
Reinvestment of distributions	58,041	43,430	58,061	43,442
Shares redeemed	(5,009,621)	(2,913,383)	(5,011,109)	(2,914,100)
Net increase (decrease)	108,889	1,445,038	$109,022	$1,445,436
Class II
Shares sold	22,602	15,243	$22,609	$15,246
Reinvestment of distributions	262	116	263	116
Shares redeemed	(22,916)	(414)	(22,922)	(414)
Net increase (decrease)	(52)	14,945	$(50)	$14,948
Class III
Shares sold	939	3,311	$940	$3,312
Reinvestment of distributions	23	46	23	46
Shares redeemed	(3,010)	(310)	(3,011)	(310)
Net increase (decrease)	(2,048)	3,047	$(2,048)	$3,048
Select Class
Shares sold	13,648	10,080	$13,656	$10,083
Reinvestment of distributions	49	132	49	132
Shares redeemed	(4,756)	(11,976)	(4,758)	(11,979)
Net increase (decrease)	8,941	(1,764)	$8,947	$(1,764)
Institutional Class
Shares sold	6,944,866	6,228,311	$6,947,230	$6,229,892
Reinvestment of distributions	84,040	65,958	84,067	65,975
Shares redeemed	(7,682,195)	(4,584,674)	(7,684,351)	(4,585,801)
Net increase (decrease)	(653,289)	1,709,595	$(653,054)	$1,710,066
Tax-Exempt Portfolio
Class I
Shares sold	10,223,512	10,545,923	$10,223,512	$10,545,923
Reinvestment of distributions	77,215	69,305	77,215	69,305
Shares redeemed	(10,846,125)	(7,990,114)	(10,846,125)	(7,990,114)
Net increase (decrease)	(545,398)	2,625,114	$(545,398)	$2,625,114
Class II
Shares sold	1,000	1,261	$1,000	$1,261
Reinvestment of distributions	5	5	5	5
Shares redeemed	(1,000)	(1,261)	(1,000)	(1,261)
Net increase (decrease)	5	5	$5	$5
Class III
Shares sold	8,882	57,855	$8,882	$57,855
Reinvestment of distributions	4	25	4	25
Shares redeemed	(8,888)	(59,494)	(8,888)	(59,494)
Net increase (decrease)	(2)	(1,614)	$(2)	$(1,614)
Select Class
Shares sold	4	29,139	$4	$29,139
Reinvestment of distributions	17	19	17	19
Shares redeemed	(7,152)	(20,499)	(7,152)	(20,499)
Net increase (decrease)	(7,131)	8,659	$(7,131)	$8,659

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio :

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Prime Reserves Portfolio; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and from June 2, 2016 to March 31, 2017 for the Prime Reserves Portfolio; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 279 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.20	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,006.50	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,006.00	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.68%
Actual		$1,000.00	$1,004.70	$3.41
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Select Class	.23%
Actual		$1,000.00	$1,007.00	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,007.40	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.10	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,006.40	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,005.90	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.67%
Actual		$1,000.00	$1,004.70	$3.36
Hypothetical-C		$1,000.00	$1,021.65	$3.39
Select Class	.23%
Actual		$1,000.00	$1,006.90	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,007.30	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.20	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,006.50	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,005.90	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,007.00	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,007.40	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,008.40	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,007.60	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,007.10	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,008.10	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,008.60	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.80	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,007.10	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,006.60	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Class IV	.68%
Actual		$1,000.00	$1,005.30	$3.41
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Select Class	.23%
Actual		$1,000.00	$1,007.60	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,008.00	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.90	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,007.10	$1.66
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,006.70	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,007.60	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,008.10	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,006.40	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.33%
Actual		$1,000.00	$1,005.70	$1.65
Hypothetical-C		$1,000.00	$1,023.35	$1.67
Class III	.43%
Actual		$1,000.00	$1,005.20	$2.16
Hypothetical-C		$1,000.00	$1,022.85	$2.17
Select Class	.23%
Actual		$1,000.00	$1,006.20	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Portfolio	$285,512

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100.0%
Treasury Portfolio	33.70%
Government Portfolio	46.65%
Money Market Portfolio	1.61%
Prime Money Market Portfolio	4.96%
Prime Reserves Portfolio	2.80%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2020 to March 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$94,532,880
Treasury Portfolio	$72,171,188
Government Portfolio	$354,535,950
Money Market Portfolio	$144,119,060
Prime Money Market Portfolio	$18,417,009
Prime Reserves Portfolio	$18,864,979

During fiscal year ended 2020, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

IMM-ANN-0520
1.701843.122

Item 2.

Code of Ethics

As of the end of the period, March 31, 2020, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,200	$100	$5,100	$900
Money Market Portfolio	$37,200	$-	$5,000	$800
Prime Money Market Portfolio	$37,200	$-	$5,300	$800
Prime Reserves Portfolio	$37,200	$-	$5,300	$800
Tax-Exempt Portfolio	$31,500	$-	$5,100	$700
Treasury Only Portfolio	$32,300	$-	$5,100	$700
Treasury Portfolio	$38,000	$-	$5,100	$800

March 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,000	$100	$5,100	$1,100
Money Market Portfolio	$37,000	$100	$5,100	$1,100
Prime Money Market Portfolio	$37,000	$100	$5,100	$1,100
Prime Reserves Portfolio	$37,000	$100	$4,800	$1,100
Tax-Exempt Portfolio	$31,000	$100	$5,100	$1,000
Treasury Only Portfolio	$32,000	$100	$5,100	$1,000
Treasury Portfolio	$38,000	$100	$5,100	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2020A	March 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2020A	March 31, 2019A
Deloitte Entities	$546,200	$790,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 21, 2020